As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Underlying Funds Trust
Event Driven
Schedule of Investments
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 81.9%
Aerospace & Defense - 0.1%
Exelis, Inc.	7,000	$72,380
Point Blank Solutions, Inc. (a)	69,025	27,610
Total Aerospace & Defense		99,990

Air Freight & Logistics - 0.6%
TNT Express NV - ADR	50,000	522,116
Auto Components - 1.1%
Cooper-Standard Holding, Inc. (a)	3,317	124,388
Federal-Mogul Corp. (a)	93,375	854,381
Total Auto Components		978,769

Automobiles - 0.0%
General Motors Co. (a) (f)	6,000	0
Beverages - 1.3%
Asia Pacific Breweries, Ltd.	1,000	43,106
Beam, Inc.	5,058	291,038
Grupo Modelo SAB de CV (a)	60,000	540,206
PepsiCo, Inc.	3,258	230,569
Total Beverages		1,104,919

Biotechnology - 0.6%
3SBio, Inc. - ADR (a)	2,000	25,980
Amarin Corp. PLC - ADR (a)	25,164	317,066
Devgen (a)	3,000	61,220
Grifols SA - ADR (a)	4,993	113,990
Total Biotechnology		518,256

Building Products - 0.1%
US Home Systems, Inc.	10,000	124,700
Capital Markets - 1.4%
E*TRADE Financial Corp. (a)	139,000	1,224,590
Chemicals - 3.2%
Chemtura Corp. (a)	68,100	1,172,682
Georgia Gulf Corp.	13,750	498,025
Innospec, Inc. (a)	31,500	1,068,480
TPC Group, Inc. (a)	500	20,405
Total Chemicals		2,759,592

Commercial Banks - 1.2%
First Niagara Financial Group, Inc.	5,000	40,450
Heritage Commerce Corp. (a)	16,000	49,917
Pacific Capital Bancorp (a)	20,000	918,000
Total Commercial Banks		1,008,367

Commercial Services & Supplies - 2.2%
Casella Waste Systems, Inc. (a)	90,229	386,180
Garda World Security Corp. (a)	15,000	182,026
Iron Mountain, Inc.	13,192	449,979
The Geo Group, Inc. (a)	31,250	864,688
Total Commercial Services & Supplies		1,882,873

Construction & Engineering - 2.5%
SNC-Lavalin Group, Inc. (a)	42,325	1,633,846
The Shaw Group, Inc. (a)	12,000	523,440
Total Construction & Engineering		2,157,286

Construction Materials - 0.2%
Vulcan Materials Co.	3,500	165,550
Diversified Consumer Services - 0.0%
Arbor Memorial Services (a)	500	16,275
Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	12,864	73,325
Telenet Group Holding NV	8,000	358,272
tw telecom, Inc. (a)	22,500	586,575
Total Diversified Telecommunication Services		1,018,172

Electric Utilities - 0.0%
Iberdrola SA	9	41
Electrical Equipment - 0.9%
Cooper Industries PLC	9,000	675,540
SGL Carbon SE	2,000	80,161
Total Electrical Equipment		755,701

Electronic Equipment, Instruments & Components - 0.4%
Brightpoint, Inc. (a)	24,000	215,520
Laird PLC	30,000	109,096
Total Electronic Equipment, Instruments & Components		324,616

Energy Equipment & Services - 1.0%
North American Energy Partners, Inc. (a)	315,893	909,772
Food Products - 1.5%
Post Holdings, Inc. (a)	1,000	30,060
Ralcorp Holdings, Inc. (a)	1,800	131,400
Rieber & Son AS	20,000	226,920
Viterra, Inc. (a)	56,000	917,668
Total Food Products		1,306,048

Health Care Equipment & Supplies - 0.2%
China Kanghui Holdings, Inc. - ADR (a)	200	6,070
Guided Therapeutics, Inc. (a)	157,042	109,929
IRIS International, Inc. (a)	2,000	39,040
Total Health Care Equipment & Supplies		155,039

Health Care Providers & Services - 3.2%
AMERIGROUP Corp. (a)	11,000	1,005,730
Assisted Living Concepts, Inc.	15,000	114,450
Coventry Health Care, Inc.	20,000	833,800
Rhoen Klinikum AG	5,000	98,435
Sun Healthcare Group, Inc. (a)	5,000	42,325
Sunrise Senior Living, Inc. (a)	50,000	713,500
Total Health Care Providers & Services		2,808,240

Health Care Technology - 0.1%
Mediware Information Systems (a)	5,000	109,550
Hotels, Restaurants & Leisure - 6.2%
Cedar Fair LP	59,790	2,001,171
Marriott International, Inc.	1	39
Peet's Coffee & Tea, Inc. (a)	11,000	806,740
Six Flags Entertainment Corp.	44,000	2,587,200
Total Hotels, Restaurants & Leisure		5,395,150

Household Durables - 0.1%
Nobility Homes, Inc. (a)	2,000	11,050
WMF Wuerttembergische Metallwarenfabrik AG	600	36,161
Total Household Durables		47,211

Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. (a)	48,600	840,780
Insurance - 3.3%
Alleghany Corp. (a)	400	137,976
American International Group, Inc. (a)	60,162	1,972,712
Assured Guaranty Ltd.	31,227	425,312
CNinsure, Inc. - ADR (a)	1,000	5,800
Flagstone Reinsurance Holdings SA	1,000	8,590
Presidential Life Corp.	20,000	278,600
Total Insurance		2,828,990

Internet Software & Services - 0.4%
LBi International NV (a)	1,000	3,666
Monster Worldwide, Inc. (a)	37,274	273,219
Yahoo!, Inc. (a)	6,365	101,681
Total Internet Software & Services		378,566

Leisure Equipment & Products - 0.5%
Universal Entertainment Corp.	20,361	413,012
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	5,000	241,000
WuXi PharmaTech Cayman, Inc. - ADR (a)	2,200	32,846
Total Life Sciences Tools & Services		273,846

Machinery - 1.6%
Ingersoll-Rand PLC	6,443	288,775
Robbins & Myers, Inc.	18,000	1,072,800
SeaCo Ltd. (a)	336,500	21,873
Total Machinery		1,383,448

Media - 7.0%
Astral Media, Inc. - Class A (a)	8,000	392,066
Astral Media, Inc. - Class B (a)	1,200	63,180
British Sky Broadcasting Group PLC	20,000	240,121
Charter Communications, Inc. (a)	19,047	1,429,858
Cumulus Media, Inc. (a)	42,422	116,236
Fisher Communications, Inc. (a)	43,514	1,599,575
News Corp.	11,450	280,868
Regal Entertainment Group	15,044	211,669
Sirius XM Radio, Inc. (a)	125,000	325,000
The Reader's Digest Association, Inc.
(Acquired 02/23/2010 - 09/01/2011; Cost $651,949) (a)(d)(f)	38,833	13,592
Time Warner Cable, Inc.	14,650	1,392,629
Total Media		6,064,794

Metals & Mining - 2.3%
Camino Minerals Corp. (a)	4,000	346
Hi-Crush Partners Lp (a)	56,040	1,232,320
Lundin Mining Corp. (a)	1,000	5,106
MAG Silver Corp. (a)	38,615	470,331
Pan American Silver Corp. (a)	3,000	64,327
SunCoke Energy, Inc. (a)	13,192	212,655
Talison Lithium Ltd. (a)	5,000	32,950
Total Metals & Mining		2,018,035

Oil, Gas & Consumable Fuels - 15.3%
Athabasca Oil Corp. (a)	165,800	2,222,810
Atlas Energy LP	65,391	2,258,605
BP PLC - ADR	9,662	409,282
Crimson Exploration, Inc. (a)	110,008	469,734
Energy XXI Bermuda Ltd.	7,030	245,699
EPL Oil & Gas, Inc. (a)	20,670	419,394
Forestar Petroleum Corp. (a)	50,000	724,500
Inergy LP	185,059	3,521,673
Nexen, Inc.	24,000	608,160
Painted Pony Petroleum Ltd. (a)	11,375	125,078
Progress Energy Resources Corp. (a)	13,000	289,594
Sunoco, Inc.	13,000	608,790
Talisman Energy, Inc.	74,850	997,002
Venoco, Inc. (a)	1,000	11,880
Xinergy Ltd. (a)	390,728	365,649
Total Oil, Gas & Consumable Fuels		13,277,850

Paper & Forest Products - 0.8%
Caraustar Industries, Inc. (Acquired 05/27/2010, Cost $292,028) (a)(d)(f)	137	550,191
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a)(d)	40,850	86,429
Tembec, Inc. (Acquired 05/17/2011, Cost $156,780) (a)(d)(f)	35,833	75,814
Total Paper & Forest Products		712,434

Personal Products - 0.0%
Physicians Formula Holdings, Inc. (a)	1,000	4,870
Pharmaceuticals - 1.4%
Medicis Pharmaceutical Corp.	17,000	735,590
Pfizer, Inc.	16,275	404,434
Taro Pharmaceutical Industries Ltd. (a)	1,000	45,690
Total Pharmaceuticals		1,185,714

Real Estate Investment Trusts (REITs) - 7.5%
American Realty Capital Trust, Inc.	1,000	11,730
Granite Real Estate, Inc.	37,739	1,354,830
Huntingdon Capital Corp. (a)	381,760	4,912,281
NorthStar Realty Finance Corp.	33,438	212,666
Pure Industrial Real Estate Trust (a)	5,000	25,176
Total Real Estate Investment Trusts (REITs)		6,516,683

Real Estate Management & Development - 0.1%
Evoq Properties, Inc. (a)	30,078	91,738
Road & Rail - 1.6%
Dollar Thrifty Automotive Group, Inc. (a)	6,500	565,045
Quality Distribution, Inc. (a)	10,474	96,884
RailAmerica, Inc. (a)	25,000	686,750
Total Road & Rail		1,348,679

Semiconductors & Semiconductor Equipment - 1.1%
Aleo Solar AG (a)	500	11,196
FSI International, Inc. (a)	100,000	620,000
Lam Research Corp. (a)	2,250	71,516
LTX-Credence Corp. (a)	2,500	14,375
PLX Technology, Inc. (a)	7,000	40,390
Ramtron International Corp. (a)	7,930	24,424
Trident Microsystems, Inc. (a)	473,948	187,210
Total Semiconductors & Semiconductor Equipment		969,111

Software - 4.0%
Ariba, Inc. (a)	20,000	896,000
CDC Corp. (a)	47,450	240,571
Deltek, Inc. (a)	10,000	130,200
Kenexa Corp. (a)	20,000	916,600
Pervasive Software, Inc. (a)	6,000	51,600
Quest Software, Inc. (a)	43,000	1,204,215
Total Software		3,439,186

Specialty Retail - 4.3%
Barnes & Noble, Inc. (a)	124,653	1,593,065
Broder Brothers Co. (a) (f)	49,472	383,408
Collective Brands, Inc. (a)	15,000	325,650
Office Depot, Inc. (a)	451,250	1,155,200
The Pep Boys-Manny, Moe & Jack	24,000	244,320
Total Specialty Retail		3,701,643

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	500	3,980
Tobacco - 0.1%
Philip Morris International, Inc.	761	68,444
TOTAL COMMON STOCKS (Cost $63,867,425)		$70,914,626

	Principal Amount
ASSET BACKED SECURITIES - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S1, 5.810%, 11/25/2036 (b)	$279,634	201,253
TOTAL ASSET BACKED SECURITIES (Cost $204,822)		$201,253

CONVERTIBLE BONDS - 0.5%
Marine - 0.5%
DryShips, Inc.
5.000%, 12/01/2014	588,000	485,835
TOTAL CONVERTIBLE BONDS (Cost $492,524)		$485,835

CORPORATE BONDS - 7.1%
Diversified Financial Services - 0.5%
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 08/10/2012, Cost $437,838)(c)	472,000	436,811
Health Care Equipment & Supplies - 0.0%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (Acquired 06/18/2009 - 03/31/2012, Cost $198,257) (d)(f)	222,388	22
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Corp.
5.375%, 12/15/2013	545,000	523,200
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $28,053) (d)(f)	28,053	28,053
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015	341,000	281,325
The River Rock Entertainment Authority
9.000%, 11/01/2018	325,000	195,000
Total Hotels, Restaurants & Leisure		1,027,578

Industrial Conglomerates - 0.0%
Milacron Escrow Corp.
11.500%, 05/15/2011 (Acquired 05/27/2010, Cost $41,250) (d)(e)(f)	1,000,000	0
Insurance - 0.2%
MBIA Insurance Corp.
14.000%, 01/15/2033 (b)	273,000	139,230
Media - 0.8%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	465,000	465,581
11.000%, 08/01/2016	316,000	221,200
Total Media		686,781

Metals & Mining - 0.0%
Old All, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850)(d)(e)(f)	1,000,000	10
Multiline Retail - 0.3%
JC Penney Corp., Inc.
6.875%, 10/15/2015	263,000	268,917
Oil, Gas & Consumable Fuels - 2.3%
Endeavour International Corp.
12.000%, 03/01/2018	653,000	718,300
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	526,000	531,260
Xinergy Ltd.
9.250%, 05/15/2019 (Acquired 03/09/2012 - 07/11/2012, Cost $774,254)(c)	1,100,000	715,000
Total Oil, Gas & Consumable Fuels		1,964,560

Real Estate Investment Trusts (REITs) - 0.5%
Huntingdon Capital Corp.
7.500%, 12/31/2016 (Acquired 11/10/2011, Cost $417,649)(c)(f)	CAD 425,000	456,083
Specialty Retail - 1.3%
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014	$545,000	523,200
Broder Bros. Co.
12.000%, 10/15/2013	607,338	586,081
Total Specialty Retail		1,109,281

TOTAL CORPORATE BONDS (Cost $6,284,026)		$6,089,273

MUNICIPAL BONDS - 0.2%
Brazos River Authority
6.750%, 04/01/2038(b)	217,000	189,263
TOTAL MUNICIPAL BONDS (Cost $163,428)		$189,263

ESCROW NOTES - 0.1%
Delphi Financial Class Action Trust Escrow (a) (f)	15,000	9,375
General Motors Co. (a)(f)	1,200,000	0
General Motors Co. (a)(f)	500,000	0
Lear Corp. (Acquired 11/18/2009, Cost $0) (a)(d)(f)	1,000,000	100
Six Flags Entertainment Corp. (a)(f)	600,000	0
Smurfit-Stone Container Corp. (a)(f)	7,125	0
Spansion, Inc. (Acquired 05/27/2010, Cost $0) (a)(d)(f)	999,300	36,390
US Oncology, Inc. (a)	292,000	4,380
TOTAL ESCROW NOTES (Cost $0)		$50,245

RIGHTS - 0.0%	Shares
American Medical Alert Corp. (f)	20,000	200
Clinical Data, Inc. (f)	18,000	17,100
Gerber Scientific, Inc. (f)	30,000	300
TOTAL RIGHTS (Cost $0)		$17,600

WARRANTS - 0.1%
Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $9.00 (a)	11,900	47,329
TOTAL WARRANTS (Cost $29)		$47,329

PURCHASED OPTIONS - 0.3%
	Contracts
Call Options - 0.0%
Activision Blizzard, Inc.
Expiration January 2013, Exercise Price: $14.00	306	3,060
American International Group, Inc.
Expiration January 2013, Exercise Price: $35.00	250	31,250
Owens-Illinois, Inc.
Expiration November 2012, Exercise Price: $25.00	125	312
Total Call Options		34,622

Put Options - 0.3%
Chesapeake Energy Corp.
Expiration January 2013, Exercise Price: $10.00	250	4,000
iShares Russell 2000 Index Fund
Expiration October 2012, Exercise Price: $83.00	500	58,500
Expiration: October 2012, Exercise Price: $81.00	875	53,375
News Corp.
Expiration January 2013, Exercise Price: $20.00	108	1,890
SPDR S&P 500 ETF Trust
Expiration October 2012, Exercise Price: $142.00	250	26,500
Expiration October 2012, Exercise Price: $145.00	375	81,750
Expiration November 2012, Exercise Price: $144.00	250	72,000
Total Put Options		298,015

TOTAL PURCHASED OPTIONS (Cost $454,320)		$332,637

MONEY MARKET FUNDS - 2.9%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.17% (b)	2,505,533	2,505,533
TOTAL MONEY MARKET FUNDS (Cost $2,505,533)		$2,505,533

Total Investments (Cost $73,972,107) - 93.3%		80,833,594

Other Assets in Excess of Liabilities - 6.7%		5,771,260
TOTAL NET ASSETS - 100.0%		$86,604,854

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2012.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2012, the market value of these securities total $1,607,894 which represents 1.9% of total net assets.

(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2012, the fair value of these securities total $790,602 which represents 0.9% of total net assets.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At September 30, 2012, the fair value of these securities total $1,570,638 which represents 1.8% of total net assets.

At September 30, 2012, the fair value of these securities total $1,570,638 which represents 1.8% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Event Driven
Securities Sold Short
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 7.0%
Capital Markets - 0.1%
Credit Suisse Group AG - ADR	1,445	$30,562
Deutsche Bank AG	1,042	41,315
UBS AG	3,414	41,583
Total Capital Markets		113,460

Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC - ADR	4,678	38,921
Construction & Engineering - 1.4%
Foster Wheeler AG	37,000	886,520
Jacobs Engineering Group, Inc.	8,750	353,762
Total Construction & Engineering		1,240,282

Food & Staples Retailing - 0.3%
Loblaw Cos. Ltd.	6,250	217,170
Gas Utilities - 0.1%
Suburban Propane Partners LP	2,886	119,344
Health Care Providers & Services - 0.4%
Aetna, Inc.	7,770	307,692
Machinery - 0.5%
CNH Global NV	2,500	96,925
Eaton Corp.	6,973	329,544
Total Machinery		426,469

Media - 1.0%
AMC Networks, Inc.	20,000	870,400
Metals & Mining - 0.2%
Walter Energy, Inc.	6,250	202,875
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd.	6,250	192,438
Chesapeake Energy Corp.	46,000	868,020
Ultra Petroleum Corp.	7,500	164,850
Venoco, Inc.	4,721	56,085
Total Oil, Gas & Consumable Fuels		1,281,393

Professional Services - 0.8%
The Dun & Bradstreet Corp.	8,750	696,675
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	25,000	567,000
TOTAL COMMON STOCKS (Proceeds $6,045,778)		$6,081,681

EXCHANGE TRADED FUNDS - 21.1%
CurrencyShares Australian Dollar Trust	5,459	567,736
CurrencyShares Euro Trust	6,333	808,661
Energy Select Sector SPDR Fund	3,724	273,640
iShares Russell 2000 Index Fund	75,799	6,326,184
iShares Silver Trust	2,642	88,454
Market Vectors Junior Gold Miners ETF	3,276	80,983
SPDR S&P 500 ETF Trust	63,259	9,104,868
United States Oil Fund LP	30,000	1,023,900
TOTAL EXCHANGE TRADED FUNDS (Proceeds $17,879,425)		$18,274,426

	Principal Amount	Value
CORPORATE BONDS - 0.3%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp.
8.750%, 03/15/2032	$273,000	282,555
TOTAL CORPORATE BONDS (Proceeds $238,865)		282,555

Total Securities Sold Short (Proceeds $24,164,068) - 28.4%		$24,638,662

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Event Driven
Options Written
September 30, 2012 (Unaudited)

	Contracts	Fair Value
Call Options
American International Group, Inc.
Expiration: November 2012, Exercise Price: $40.00	250	$1,000
Expiration: January 2013, Exercise Price: $40.00	375	9,000
Barnes & Noble, Inc.
Expiration: October 2012, Exercise Price: $12.00	183	21,503
Expiration: October 2012, Exercise Price: $13.00	212	14,416
E*TRADE Financial Corp.
Expiration: October 2012, Exercise Price: $10.00	62	310
Talisman Energy, Inc.
Expiration: October 2012, Exercise Price: $14.00	125	2,500
TOTAL CALL OPTIONS		48,729

Put Options
Activision Blizzard, Inc.
Expiration: November 2012, Exercise Price: $11.00	306	12,240
American International Group, Inc.
Expiration: November 2012, Exercise Price: $28.00	200	4,800
Chemtura Corp.
Expiration: October 2012, Exercise Price: $15.00	145	1,450
E*TRADE Financial Corp.
Expiration: October 2012, Exercise Price: $9.00	125	5,250
InterDigital, Inc.
Expiration: October 2012, Exercise Price: $30.00	42	672
iShares Russell 2000 Index Fund
Expiration: October 2012, Exercise Price: $80.00	500	21,500
Expiration: October 2012, Exercise Price: $77.00	987	17,766
Philip Morris International, Inc.
Expiration: October 2012, Exercise Price: $90.00	52	7,800
SPDR S&P 500 ETF Trust
Expiration: October 2012, Exercise Price: $138.00	375	15,750
Expiration: October 2012, Exercise Price: $140.00	375	24,375
Expiration: November 2012, Exercise Price: $139.00	250	35,750
TOTAL PUT OPTIONS		147,353

Total Options Written (Premiums received $285,969)		$196,082

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012 (unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$332,637
Written Options		---	Written option contracts, at value	$196,082
Total		$332,637		$196,082

The average quarterly market value of purchased and written options during the period ended September 30, 2012 (unaudited) were as follows:

Purchased options	$511,797
Written options	$(222,029)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -
Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$68,562,745	$1,328,876	(1)	$1,023,005	(2)	$70,914,626
Asset Backed Securities	-	201,253		-		201,253
Convertible Bonds	-	485,835		-		485,835
Corporate Bonds	-	5,605,105		484,168		6,089,273
Municipal Bonds	-	189,263		-		189,263
Escrow Notes	-	4,380		45,865		50,245
Rights	-	-		17,600		17,600
Warrants	47,329	-		-		47,329
Purchased Options	332,637	-		-		332,637
Money Market Funds	2,505,533	-		-		2,505,533
Total Long Investments in Securities	$71,448,244	$7,814,712		$1,570,638		$80,833,594

Securities Sold Short:
Common Stocks	$6,081,681	$-		$-		$6,081,681
Investment Companies	18,274,426	-		-		18,274,426
Corporate Bonds	-	282,555		-		282,555
Total Securities Sold Short	$24,356,107	$282,555		$-		$24,638,662

Written Options	$196,082	$-		$-		$196,082

(1) The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

Household Durables	$11,050
Machinery	21,873
Real Estate Management & Development	91,738
Software	1,204,215
$1,328,876

(2) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

	Media	$13,592
	Paper & Forest Products	626,005
	Specialty Retail	383,408
		$1,023,005

Transfers into or out of Level 3 during the period		$(47,329)

Transfers were made out of Level 2 into Level 3 due to securities being priced with unobservable inputs versus being valued in an active market.
Transfers between levels are recognized at the end of the reporting period.

Investments in Securities, at fair value
Balance as of December 31, 2011	$3,221,728
Accrued discounts/premiums	8,763
Realized gain (loss)	(814,169)
Change in unrealized appreciation	375,771
Purchases	-
Sales	(1,174,126)
Transfer in and/or out of Level 3	(47,329)
Balance as of September 30, 2012	$1,570,638

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2012	$(794,373)

Type of Security	Fair Value at 9/30/2012	Valuation Techniques	Unobservable Input	Range

Common Stocks	550,191	Market comparable companies	EBITDA multiple	4x - 8x

			Revenue multiple	0.5x - 2x

			Discount for lack of marketability	25% - 35%

	472,814	Consensus pricing	Third party & broker quoted inputs	NA

Corporate Bonds	456,115	Consensus pricing	Third party & broker quoted inputs	NA

	28,053	Discounted cash flow	Probability of default	0% - 10%

Escrow	45,865	Discounted cash flow	Probability of default	0% - 10%

			Discount rate	0% - 10%

Rights	17,600	Consensus pricing	Third party & broker quoted inputs	NA

The significant unobservable inputs used in the fair value measurement of the Trust's note receivable and escrowed securities are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Trust's commons stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
September 30, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 63.1%
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	123,410	$543,004
Atlas Air Worldwide Holdings, Inc. (a)	15,900	820,917
Total Air Freight & Logistics		1,363,921

Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	30,150	1,317,857
Automobiles - 0.4%
Daimler AG (a)	4,000	194,768
General Motors Co. (a)	40,000	910,000
Total Automobiles		1,104,768

Biotechnology - 0.3%
Alkermes PLC (a)	39,600	821,700
Building Products - 0.2%
Apogee Enterprises, Inc.	12,273	240,796
Lennox International, Inc.	4,137	200,066
Total Building Products		440,862

Capital Markets - 1.2%
Financial Engines, Inc. (a)	73,550	1,752,697
HFF, Inc. (a)	13,000	193,700
Morgan Stanley	50,900	852,066
Oaktree Capital Group LLC	7,500	307,500
Total Capital Markets		3,105,963

Chemicals - 2.0%
El du Pont de Nemours & Co.	52,200	2,624,094
Koppers Holdings, Inc.	38,153	1,332,684
Tronox Ltd.	56,420	1,277,913
Total Chemicals		5,234,691

Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. (a)	18,763	916,572
Steelcase, Inc.	12,551	123,627
Tetra Tech, Inc. (a)	61,799	1,622,842
The Brink's Co.	83,510	2,145,372
Total Commercial Services & Supplies		4,808,413

Communications Equipment - 3.3%
Acme Packet, Inc. (a)	10,500	179,550
Arris Group, Inc. (a)	116,970	1,496,046
Aruba Networks, Inc. (a)	9,800	220,353
Brocade Communications Systems, Inc. (a)	316,750	1,873,576
Cisco Systems, Inc.	42,700	815,143
Comverse Technology, Inc. (a)	160,600	987,690
Emulex Corp. (a)	94,202	679,196
Plantronics, Inc.	42,050	1,485,627
QUALCOMM, Inc.	14,800	924,852
Total Communications Equipment		8,662,033

Computers & Peripherals - 1.2%
Apple, Inc.	2,180	1,454,627
EMC Corp. (a)	30,900	842,643
NetApp, Inc. (a)	22,200	729,936
Total Computers & Peripherals		3,027,206

Construction & Engineering - 1.3%
MasTec, Inc. (a)	94,110	1,853,967
Quanta Services, Inc. (a)	56,691	1,400,268
Tutor Perini Corp. (a)	7,536	86,212
Total Construction & Engineering		3,340,447

Consumer Finance - 0.4%
Capital One Financial Corp.	19,700	1,123,097
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	20,690	486,836
K12, Inc. (a)	25,911	523,402
Total Diversified Consumer Services		1,010,238

Diversified Financial Services - 0.7%
Citigroup, Inc.	24,600	804,912
JPMorgan Chase & Co.	25,800	1,044,384
Total Diversified Financial Services		1,849,296

Diversified Telecommunication Services - 0.2%
ORBCOMM, Inc. (a)	127,453	476,674
Electric Utilities - 0.2%
ITC Holdings Corp.	6,040	456,503
Electronic Equipment, Instruments & Components - 2.1%
Catch The Wind Ltd. (a)	148,000	8,280
Corning, Inc.	131,000	1,722,650
Electro Rent Corp.	34,837	616,267
Fabrinet (a)	70,855	821,209
Helix Wind Corp. (a)	301,628	60
Newport Corp. (a)	101,980	1,127,899
OSI Systems, Inc. (a)	13,230	1,029,823
Rofin-Sinar Technologies, Inc. (a)	5,221	103,010
Total Electronic Equipment, Instruments & Components		5,429,198

Energy Equipment & Services - 0.4%
Geospace Technologies Corp. (a)	7,890	965,815
Food Products - 1.0%
TreeHouse Foods, Inc. (a)	39,800	2,089,500
Zhongpin, Inc. (a)	57,030	627,330
Total Food Products		2,716,830

Gas Utilities - 0.8%
National Fuel Gas Co.	40,925	2,211,587
Health Care Equipment & Supplies - 10.3%
Abaxis, Inc. (a)	22,135	795,089
ABIOMED, Inc. (a)	74,260	1,558,717
Align Technology, Inc. (a)	35,160	1,299,865
Analogic Corp.	10,627	830,713
AtriCure, Inc. (a)	190,401	1,416,583
CareFusion Corp. (a)	64,600	1,833,994
Conceptus, Inc. (a)	38,615	784,271
Covidien PLC	18,700	1,111,154
DexCom, Inc. (a)	91,606	1,376,838
Greatbatch, Inc. (a)	37,953	923,396
Haemonetics Corp. (a)	38,730	3,106,146
Hologic, Inc. (a)	234,120	4,738,589
IRIS International, Inc. (a)	21,900	427,488
MGC Diagnostics Corp. (a)	16,100	96,761
Orthofix International NV (a)	15,658	700,696
RTI Biologics, Inc. (a)	392,200	1,635,474
Solta Medical, Inc. (a)	392,875	1,233,627
Spectranetics Corp. (a)	88,540	1,305,965
Stryker Corp.	22,900	1,274,614
Vision Sciences, Inc. (a)	8,836	11,664
Volcano Corp. (a)	20,800	594,256
Total Health Care Equipment & Supplies		27,055,900

Health Care Providers & Services - 1.2%
Air Methods Corp. (a)	1,103	131,665
Humana, Inc.	9,820	688,873
McKesson Corp.	19,800	1,703,394
Metropolitan Health Networks, Inc. (a)	19,550	182,597
Skilled Healthcare Group, Inc. (a)	37,000	237,910
Tenet Healthcare Corp. (a)	25,000	156,750
Total Health Care Providers & Services		3,101,189

Health Care Technology - 1.1%
Computer Programs & Systems, Inc.	43,832	2,434,868
MedAssets, Inc. (a)	20,919	372,358
Total Health Care Technology		2,807,226

Hotels, Restaurants & Leisure - 2.7%
Caribou Coffee Co., Inc. (a)	98,271	1,349,261
Cedar Fair LP	12,000	401,640
Home Inns & Hotels Management, Inc. - ADR (a)	32,800	813,440
Jack In The Box, Inc. (a)	66,130	1,858,914
Las Vegas Sands Corp.	11,500	533,255
Ryman Hospitality Properties (a)	9,800	387,394
Scientific Games Corp. (a)	214,520	1,774,081
Total Hotels, Restaurants & Leisure		7,117,985

Industrial Conglomerates - 0.3%
General Electric Co.	37,800	858,438
Insurance - 1.3%
Hilltop Holdings, Inc. (a)	90,710	1,152,924
The Hanover Insurance Group, Inc.	56,700	2,112,642
Total Insurance		3,265,566

Internet & Catalog Retail - 0.5%
Shutterfly, Inc. (a)	44,710	1,391,375
Internet Software & Services - 1.9%
Blucora, Inc. (a)	25,076	446,604
Google, Inc. (a)	1,590	1,199,655
LinkedIn Corp. (a)	8,500	1,023,400
Liquidity Services, Inc. (a)	10,100	507,121
Move, Inc. (a)	47,100	406,002
Sina Corp. (a)	13,900	899,052
Yandex NV (a)	16,400	395,404
Total Internet Software & Services		4,877,238

IT Services - 1.6%
Alliance Data Systems Corp. (a)	10,730	1,523,123
Broadridge Financial Solutions, Inc.	37,490	874,642
Cardtronics, Inc. (a)	51,740	1,540,817
ServiceSource International, Inc. (a)	21,380	219,359
Total IT Services		4,157,941

Leisure Equipment & Products - 0.1%
JAKKS Pacific, Inc.	17,973	261,867
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	306,250	1,326,062
Bruker Corp. (a)	35,400	463,386
Life Technologies Corp. (a)	20,800	1,016,704
Total Life Sciences Tools & Services		2,806,152

Machinery - 1.9%
CLARCOR, Inc.	40,920	1,826,260
Donaldson Co., Inc.	1,376	47,761
ESCO Technologies, Inc.	23,640	918,414
Graco, Inc.	29,640	1,490,299
Wabash National Corp. (a)	91,646	653,436
Total Machinery		4,936,170

Media - 0.6%
National CineMedia, Inc.	103,510	1,694,459
Multi-Utilities - 0.7%
NorthWestern Corp.	54,588	1,977,723
Oil, Gas & Consumable Fuels - 2.7%
Approach Resources, Inc. (a)	42,875	1,291,824
Gulf Keystone Petroleum Ltd (a)	105,000	398,029
Royal Dutch Shell PLC Class A - ADR	496	34,427
Royal Dutch Shell PLC Class B - ADR	42,813	3,052,567
World Fuel Services Corp.	66,100	2,353,821
Total Oil, Gas & Consumable Fuels		7,130,668
Paper & Forest Products - 0.0%
Shanghai Songrui Forestry Products, Inc. (a)(c)	660,000	1

Pharmaceuticals - 2.6%
Elan Corp. PLC - ADR (a)	73,000	782,560
Endo Health Solutions, Inc. (a)	46,900	1,487,668
Endocyte, Inc. (a)	48,000	478,560
Johnson & Johnson	26,100	1,798,551
Pacira Pharmaceuticals, Inc. (a)	26,100	454,140
Stada Arzneimittel AG	9,400	273,660
Teva Pharmaceutical Industries Ltd. - ADR	35,600	1,474,196
Total Pharmaceuticals		6,749,335

Real Estate Investment Trusts (REITs) - 0.9%
Associated Estates Realty Corp.	26,697	404,727
Chesapeake Lodging Trust	15,662	311,204
Education Realty Trust, Inc.	18,600	202,740
Entertainment Properties Trust	5,445	241,921
Host Hotels & Resorts, Inc.	72,986	1,171,425
Total Real Estate Investment Trusts (REITs)		2,332,017

Road & Rail - 0.4%
Landstar System, Inc.	20,380	963,566
Semiconductors & Semiconductor Equipment - 2.7%
Cabot Microelectronics Corp.	26,266	922,987
International Rectifier Corp. (a)	76,490	1,276,618
NVIDIA Corp. (a)	39,174	522,581
RF Micro Devices, Inc. (a)	116,221	459,073
Silicon Motion Technology Corp - ADR (a)	74,201	1,096,691
Skyworks Solutions, Inc. (a)	51,469	1,212,867
SMA Solar Technology AG	12,200	426,666
Ultratech, Inc. (a)	37,014	1,161,500
Total Semiconductors & Semiconductor Equipment		7,078,983

Software - 5.3%
CA, Inc.	24,400	628,666
CommVault Systems, Inc. (a)	14,119	828,785
Electronic Arts, Inc. (a)	61,000	774,090
Ellie Mae, Inc. (a)	31,380	854,478
Glu Mobile, Inc. (a)	204,729	947,895
Informatica Corp. (a)	48,790	1,698,380
KongZhong Corp. - ADR (a)	48,100	323,232
Mentor Graphics Corp. (a)	16,781	259,770
Microsoft Corp.	182,340	5,430,085
Oracle Corp.	26,000	817,960
Rovi Corp. (a)	84,200	1,221,742
Total Software		13,785,083

Specialty Retail - 1.5%
Appliance Recycling Centers of America, Inc. (a)	3,500	11,585
Best Buy Co., Inc.	55,800	959,202
Chico's FAS, Inc.	78,600	1,423,446
Stage Stores, Inc.	34,433	725,159
The Finish Line, Inc.	35,900	816,366
Total Specialty Retail		3,935,758

Textiles, Apparel & Luxury Goods - 2.8%
Carter's, Inc. (a)	38,890	2,093,838
Crocs, Inc. (a)	9,187	148,921
G-III Apparel Group Ltd. (a)	64,410	2,312,319
Hanesbrands, Inc. (a)	44,950	1,433,006
Oxford Industries, Inc.	3,369	190,180
The Jones Group, Inc.	98,010	1,261,389
Total Textiles, Apparel & Luxury Goods		7,439,653

Thrifts & Mortgage Finance - 0.0%
Westfield Financial, Inc.	16,500	123,585
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	2,439	79,780
TOTAL COMMON STOCKS (Cost $151,522,021)		$165,394,757

EXCHANGE TRADED FUNDS - 0.5%
Financial Select Sector SPDR Fund	65,700	1,024,920
iPATH S&P 500 VIX Short-Term Futures ETN (a)	17,300	155,873
TOTAL EXCHANGE TRADED FUNDS (Cost $1,155,683)		$1,180,793

PURCHASED OPTIONS - 0.3%
	Contracts
Call Options - 0.2%
Chipotle Mexican Grill, Inc.
Expiration November 2012, Exercise Price: $340.00	20	16,800
Hertz Global Holdings, Inc.
Expiration October 2012, Exercise Price: $15.00	660	9,900
iPath S&P 500 VIX Short-Term Futures ETN
Expiration October 2012, Exercise Price: $9.00	1,375	44,000
Johnson & Johnson
Expiration October 2012, Exercise Price: $65.00	188	74,260
Life Technologies Corp.
Expiration January 2013, Exercise Price: $40.00	166	155,210
Netflix, Inc.
Expiration October 2012, Exercise Price: $57.50	140	21,560
SPDR S&P 500 ETF Trust
Expiration October 2012, Exercise Price: $147.00	670	37,520
Teva Pharmaceutical Industries Ltd.
Expiration October 2012, Exercise Price: $42.50	340	8,500
Expiration January 2013, Exercise Price: $37.50	208	94,640
The Goldman Sachs Group, Inc.
Expiration October 2012, Exercise Price: $100.00	82	115,210
Wells Fargo & Co.
Expiration October 2012, Exercise Price: $36.00	230	5,290
Total Call Options		582,890

Put Options - 0.1%
Danaher Corp.
Expiration October 2012, Exercise Price: $57.50	102	26,520
Ford Motor Co.
Expiration: October 2012, Exercise Price: $10.00	1,035	16,560
SPDR S&P 500 ETF Trust
Expiration October 2012, Exercise Price: $184.00	313	147,110
Total Put Options		190,190

TOTAL PURCHASED OPTIONS (Cost $707,866)		$773,080

MONEY MARKET FUNDS - 19.6%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.18% (b)	51,358,367	51,358,367
TOTAL MONEY MARKET FUNDS (Cost $51,358,367)
Total Investments (Cost $204,743,937) - 83.5%		218,706,997

Other Assets in Excess of Liabilities - 16.5%		43,367,446
TOTAL NET ASSETS - 100.0%		$262,074,443

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2012.
(c)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of the investments).  At September 30, 2012, the fair value of these securities total $1 which represent 0.0% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Long/Short Equity
Securities Sold Short
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 27.5%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	1,560	$103,631
Raytheon Co.	1,560	89,170
Spirit Aerosystems Holdings, Inc.	56,540	1,255,753
Total Aerospace & Defense		1,448,554

Air Freight & Logistics - 0.2%
UTi Worldwide, Inc.	32,328	435,458
Auto Components - 0.2%
BorgWarner, Inc.	6,000	414,660
Beverages - 0.1%
Monster Beverage Corp.	5,000	270,800
Biotechnology - 1.1%
Acorda Therapeutics, Inc.	31,800	814,398
BioCryst Pharmaceuticals, Inc.	55,420	234,981
Regeneron Pharmaceuticals, Inc.	4,075	622,089
Seattle Genetics, Inc.	15,200	409,640
Synageva BioPharma Corp.	14,100	753,363
Total Biotechnology		2,834,471

Building Products - 0.6%
Quanex Building Products Corp.	36,838	694,028
Simpson Manufacturing Co., Inc.	28,501	815,699
Total Building Products		1,509,727

Chemicals - 1.2%
LSB Industries, Inc.	7,800	342,186
PolyOne Corp.	49,541	820,895
Sigma-Aldrich Corp.	14,400	1,036,368
The Sherwin-Williams Co.	7,252	1,079,895
Total Chemicals		3,279,344

Commercial Banks - 0.5%
Canadian Western Bank	14,035	427,717
City Holding Co.	5,600	200,704
Laurentian Bank of Canada	9,980	469,814
M&T Bank Corp.	3,360	319,738
Total Commercial Banks		1,417,973

Commercial Services & Supplies - 0.3%
Healthcare Services Group, Inc.	23,170	529,898
Ritchie Bros Auctioneers, Inc.	10,380	199,607
Total Commercial Services & Supplies		729,505

Communications Equipment - 0.2%
DragonWave, Inc.	172,400	386,176
Harris Corp.	1,560	79,903
Total Communications Equipment		466,079

Computers & Peripherals - 0.3%
Lexmark International, Inc.	16,980	377,805
Seagate Technology PLC	15,410	477,710
Total Computers & Peripherals		855,515

Diversified Consumer Services - 0.5%
Hillenbrand, Inc.	25,930	471,667
Weight Watchers International, Inc.	15,717	829,857
Total Diversified Consumer Services		1,301,524

Diversified Telecommunication Services - 0.1%
magicJack VocalTec Ltd.	15,950	391,254
Electrical Equipment - 0.5%
Belden, Inc.	23,194	855,395
Littelfuse, Inc.	9,717	549,399
Total Electrical Equipment		1,404,794

Electronic Equipment, Instruments & Components - 0.8%
Dolby Laboratories, Inc.	29,027	950,634
FARO Technologies, Inc.	8,599	355,311
IPG Photonics Corp.	8,086	463,328
Newport Corp.	26,681	295,092
Total Electronic Equipment, Instruments & Components		2,064,365

Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	35,057	1,259,247
Align Technology, Inc.	6,500	240,305
DENTSPLY International, Inc.	20,900	797,126
Edwards Lifesciences Corp.	2,000	214,740
Elekta AB	94,900	1,253,285
Insulet Corp.	31,620	682,360
ResMed, Inc.	24,000	971,280
Sirona Dental Systems, Inc.	9,890	563,334
Symmetry Medical, Inc.	15,600	154,284
Varian Medical Systems, Inc.	2,100	126,672
Total Health Care Equipment & Supplies		6,262,633

Health Care Providers & Services - 1.1%
Hanger, Inc.	52,860	1,508,096
Henry Schein, Inc.	10,000	792,700
MWI Veterinary Supply, Inc.	5,600	597,408
Total Health Care Providers & Services		2,898,204

Health Care Technology - 0.2%
Cerner Corp.	2,100	162,561
HealthStream, Inc.	11,200	318,752
Total Health Care Technology		481,313

Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc.	2,000	635,080
Choice Hotels International, Inc.	6,200	198,338
Marriott International, Inc.	5,000	195,500
McDonald's Corp.	7,298	669,591
Starbucks Corp.	14,000	710,500
Starwood Hotels & Resorts Worldwide, Inc.	4,700	272,412
Total Hotels, Restaurants & Leisure		2,681,421

Household Durables - 1.0%
Garmin Ltd.	20,299	847,280
Harman International Industries, Inc.	31,850	1,470,196
Whirlpool Corp.	5,220	432,790
Total Household Durables		2,750,266

Household Products - 0.1%
Church & Dwight Co., Inc.	4,300	232,157
Insurance - 1.0%
Assurant, Inc.	41,335	1,541,795
Protective Life Corp.	37,990	995,718
Total Insurance		2,537,513

Internet & Catalog Retail - 0.3%
Netflix, Inc.	14,000	762,160
Nutrisystem, Inc.	12,400	130,572
Total Internet & Catalog Retail		892,732

Internet Software & Services - 2.0%
Constant Contact, Inc.	45,480	791,352
DealerTrack Holdings, Inc.	19,497	542,991
Facebook, Inc.	65,300	1,413,745
Open Text Corp.	23,950	1,320,603
VistaPrint NV	20,010	683,342
Web.com Group, Inc.	23,210	416,619
Total Internet Software & Services		5,168,652

IT Services - 1.2%
DST Systems, Inc.	26,465	1,496,860
NeuStar, Inc.	39,165	1,567,775
Total IT Services		3,064,635

Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc.	4,200	717,108
Machinery - 1.6%
Danaher Corp.	20,900	1,152,635
Meritor, Inc.	31,050	131,652
Snap-on, Inc.	7,983	573,738
Tennant Co.	46,612	1,995,926
Titan International, Inc.	22,227	392,529
Total Machinery		4,246,480

Media - 0.3%
Cinemark Holdings, Inc.	28,990	650,246
Regal Entertainment Group	12,500	175,875
Total Media		826,121

Metals & Mining - 0.0%
Avalon Rare Metals, Inc.	52,760	102,882
Multiline Retail - 0.2%
JC Penney Co., Inc.	20,500	497,945
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc.	31,540	108,498
Chesapeake Energy Corp.	30,000	566,100
CONSOL Energy, Inc.	8,581	257,859
Total Oil, Gas & Consumable Fuels		932,457

Paper & Forest Products - 0.0%
MeadWestvaco Corp.	1,050	32,130
Personal Products - 0.4%
Medifast, Inc.	24,860	650,089
The Estee Lauder Cos., Inc.	8,030	494,407
Total Personal Products		1,144,496

Pharmaceuticals - 0.7%
Abbott Laboratories	16,700	1,144,952
Perrigo Co.	3,800	441,446
Questcor Pharmaceuticals, Inc.	12,610	233,285
Total Pharmaceuticals		1,819,683

Real Estate Investment Trusts (REITs) - 1.5%
American Capital Agency Corp.	5,700	197,163
American Capital Mortgage Investment Corp.	12,000	301,560
Coresite Realty Corp.	23,450	631,743
Dupont Fabros Technology, Inc.	42,826	1,081,356
First Potomac Realty Trust	15,200	195,776
Franklin Street Properties Corp.	25,000	276,750
Glimcher Realty Trust	13,600	143,752
Invesco Mortgage Capital, Inc.	15,000	301,950
Kimco Realty Corp.	12,100	245,267
MFA Financial, Inc.	18,000	153,000
Prologis, Inc.	5,000	175,150
Regency Centers Corp.	6,000	292,380
Total Real Estate Investment Trusts (REITs)		3,995,847

Road & Rail - 0.3%
JB Hunt Transport Services, Inc.	13,247	689,374
Semiconductors & Semiconductor Equipment - 1.0%
Cree, Inc.	26,000	663,780
Hittite Microwave Corp.	8,420	467,057
International Rectifier Corp.	28,121	469,340
MKS Instrument, Inc.	21,110	538,094
NVE Corp.	7,280	430,903
Total Semiconductors & Semiconductor Equipment		2,569,174

Software - 0.6%
Jive Software, Inc.	21,210	333,209
Progress Software Corp.	10,328	220,916
Salesforce.com, Inc.	3,150	480,974
Sourcefire, Inc.	4,910	240,737
VMware, Inc.	4,430	428,558
Total Software		1,704,394

Specialty Retail - 0.7%
Francesca's Holdings Corp.	8,540	262,434
Lumber Liquidators Holdings, Inc.	4,960	251,373
O'Reilly Automotive, Inc.	17,040	1,424,885
Total Specialty Retail		1,938,692

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	5,950	557,634
Ralph Lauren Corp.	1,700	257,091
Steven Madden Ltd.	9,259	404,804
True Religion Apparel, Inc.	48,890	1,042,824
VF Corp.	6,790	1,082,054
Total Textiles, Apparel & Luxury Goods		3,344,407

Thrifts & Mortgage Finance - 0.2%
Home Capital Group, Inc.	9,545	499,435
Trading Companies & Distributors - 0.5%
Watsco, Inc.	13,033	987,771
Wesco International, Inc.	3,850	220,220
Total Trading Companies & Distributors		1,207,991

TOTAL COMMON STOCKS (Proceeds $71,325,473)		$72,062,165

EXCHANGE TRADED FUNDS - 7.3%
iPATH S&P 500 VIX Short-Term Futures ETN	57,400	517,174
iShares Core S&P 500 ETF	3,000	433,200
iShares Nasdaq Biotechnology Index Fund	11,400	1,623,702
iShares Russell 2000 Index Fund	5,200	433,992
Market Vectors Semiconductor ETF	21,741	687,668
Powershares QQQ Trust Series 1	19,000	1,303,020
SPDR S&P 500 ETF Trust	94,000	13,529,420
SPDR S&P Retail ETF	9,300	583,296
TOTAL EXCHANGE TRADED FUNDS (Proceeds $17,876,734)		$19,111,472

Total Securities Sold Short (Proceeds $89,202,207) - 34.8%		$91,173,637

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Long/Short Equity
Options Written
September 30, 2012 (Unaudited)
	Contracts	Fair Value
Call Options
Chipotle Mexican Grill, Inc.
Expiration: December 2012, Exercise Price: $380.00	20	$3,700
Yahoo! Inc.
Expiration: October 2012, Exercise Price: $20.00	900	450
Total Call Options		4,150

Put Options
Allscripts Healthcare Solutions, Inc.
Expiration: October 2012, Exercise Price: $12.00	135	5,400
Elan Corp. PLC
Expiration: October 2012, Exercise Price: $11.00	135	7,425
Fortinet, Inc.
Expiration: October 2012, Exercise Price: $22.00	230	6,900
Hertz Global Holdings, Inc.
Expiration: October 2012, Exercise Price: $13.00	660	16,500
Oracle Corp.
Expiration: October 2012, Exercise Price: $31.00	250	10,500
Research In Motion Ltd.
Expiration: October 2012, Exercise Price: $5.00	1,880	3,760
SPDR S&P 500 ETF Trust
Expiration: October 2012, Exercise Price: $139.00	670	34,840
Teva Pharmaceutical Industries Ltd.
Expiration: October 2012, Exercise Price: $37.50	60	180
Wells Fargo & Co.
Expiration: November 2012, Exercise Price: $33.00	350	20,650
Yahoo! Inc.
Expiration: October 2012, Exercise Price: $16.00	540	19,440
Total Put Options		125,595

Total Options Written (Premiums received $127,564)		$129,745

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$773,080
Written Options			Written option contracts, at fair value	129,745
Total		$773,080		$129,745

The average quarterly fair value of purchased and written options during the period ended September 30, 2012 (Unaudited) were as follows:

Purchased options	$1,051,625
Written options	$(438,695)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -
Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$165,394,696	$60	(1)	$1	(2)	$165,394,757
Exchange Traded Funds	1,180,793	-		-		1,180,793
Purchased Options	773,080					773,080
Money Market Funds	51,358,367	-		-		51,358,367
Total Long Investments in Securities	$218,706,936	$60		$1		$218,706,997

Securities Sold Short:
Common Stocks	$72,062,165	$-		$-		$72,062,165
Exchange Traded Funds	19,111,472	-		-		19,111,472
Total Securities Sold Short	$91,173,637	$-		$-		$91,173,637

Written Options	$129,745	$-		$-		$129,745

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electrical Equipment, Instruments & Components	$60
$60

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Paper & Forest Products	$1
1
Transfers out of Level 1 and into Level 2	$60
Transfers were made into Level 2 from Level 1 due to a decrease in market activity.
There were no transfers into or out of Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

	Investments in Securities, at fair value
Balance as of December 31, 2011	$-	(3)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	1
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2012	$1

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2012	$-

(3) Amount is less than $ 0.50.

Type of Security	Fair Value at 9/30/2012	Valuation Techniques	Unobservable Input	Range
Common stock	1	Consensus pricing	Third party & broker quoted inputs	NA

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee.  For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
September 30, 2012
(Consolidated) (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 56.5%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	4,175,236	$4,175,236
Fidelity Institutional Money Market Portfolio
0.16% (a) (b)	4,800,000	4,800,000
First American Treasury Obligations Fund
0.00% (a) (b)	4,800,000	4,800,000
First American Prime Obligations Fund
0.07% (a) (b)	4,800,000	4,800,000
Invesco Advisers, Inc. STIT - Treasury Portfolio
0.02% (a) (b)	2,599,525	2,599,525
Invesco Advisers, Inc. STIC - Prime Portfolio
0.09% (a) (b)	4,800,000	4,800,000
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.17% (a) (b)	6,006,873	6,006,873
TOTAL MONEY MARKET FUNDS (Cost $31,981,634)		31,981,634

OTHER INVESTMENTS - 17.7%
Smith Breeden Institutional Short Duration Portfolio	10,000,000	$10,017,050
TOTAL OTHER INVESTMENTS (Cost $10,000,000)		10,017,050

Total Investments (Cost $41,981,634) - 74.2%		41,998,684

Other Assets in Excess of Liabilities - 25.8%		14,625,841
TOTAL NET ASSETS - 100.0%		$56,624,525

Percentages are stated as a percent of net assets.

(a)	Rate shown is the seven day yield as of September 30, 2012.
(b)	All or a portion of the shares have been committed as collateral for futures.

Underlying Funds Trust
Managed Futures Strategies
Futures Contracts
September 30, 2012
(Consolidated) (Unaudited)

	Expiration Month	Contracts	Underlying Notional Amount at Market Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
10YR MINI JGB	December 2012	30	$5,544,849	$6,146
3MO EURO EURIBOR	December 2014	43	13,734,162	1,949
3MO EURO EURIBOR	June 2013	193	61,870,342	23,696
3MO EURO EURIBOR	June 2015	35	11,158,167	3,553
90DAY EURO$	June 2013	189	47,089,350	12,261
90DAY STERLING	December 2013	12	2,409,127	3,369
90DAY STERLING	June 2013	110	22,092,544	19,369
90-DAY BANK BILL	December 2012	47	11,485,671	18,251
90-DAY BANK BILL	March 2013	30	7,344,901	17,367
90DAY EURO$	December 2015	64	15,856,800	14,300
90DAY EURO$	June 2016	60	14,825,250	16,896
90DAY STERLING	June 2015	9	1,800,850	(745)
A$ CURRENCY	December 2012	21	2,163,630	(13,191)
AUST 3YR BOND	December 2012	32	3,668,343	8,455
BANK ACCEPT	March 2013	61	15,316,704	11,353
BP CURRENCY	December 2012	58	5,849,300	13,632
C$ CURRENCY	December 2012	25	2,537,250	(17,437)
CAN 10YR BOND	December 2012	46	6,423,436	42,703
DAX INDEX	December 2012	3	697,637	(13,884)
DJIA MINI e-CBOT	December 2012	11	734,525	(7,987)
EURO FX CURR	December 2012	25	4,019,375	(31,288)
EURO-BOBL	December 2012	22	3,553,394	621
EURO-SCHATZ	December 2012	299	42,541,931	28,560
FTSE 100 IDX	December 2012	14	1,291,553	(22,732)
FTSE/MIB IDX	December 2012	3	289,984	(13,711)
GASOLINE RBOB	November 2012	11	1,349,086	14,796
GOLD 100 OZ	December 2012	12	2,128,680	98,486
HANG SENG IDX	October 2012	24	3,230,570	31,445
HEATING OIL	December 2012	4	530,746	636
H-SHARES IDX	October 2012	10	635,603	(1,711)
JPN 10Y BOND(TSE)	December 2012	2	3,695,284	9,219
JPN YEN CURR	December 2012	23	3,689,200	(4,361)
KOSPI2 INX	December 2012	8	950,851	35,788
MEXICAN PESO	December 2012	10	385,750	5,596
MSCI TAIWAN INDEX	October 2012	29	798,660	(1,234)
NASDAQ 100 E-MINI	December 2012	4	223,360	(1,904)
NATURAL GAS	November 2012	33	1,095,600	35,523
S&P500 EMINI	December 2012	37	2,653,270	(11,522)
SILVER	December 2012	13	2,247,505	3,421
SUGAR #11 (WORLD)	March 2013	15	343,056	(881)
US 10YR NOTE (CBT)	December 2012	88	11,746,625	68,870
US 2YR NOTE (CBT)	December 2012	3	661,594	88
US 5YR NOTE (CBT)	December 2012	76	9,472,094	24,293
WHEAT (CBT)	December 2012	2	90,250	(156)
WTI CRUDE	November 2012	3	276,570	472
TOTAL FUTURES CONTRACTS PURCHASED				$428,370
SHORT FUTURES CONTRACTS
90DAY STERLING	December 2014	(13)	(2,604,639)	(3,437)
AUST 10Y BOND	December 2012	(7)	(921,379)	(11,823)
BANK ACCEPT	December 2013	(81)	(20,322,093)	(33,096)
BANK ACCEPT	June 2013	(16)	(4,017,089)	(4,131)
BRENT CRUDE	November 2012	(14)	(1,573,460)	(28,517)
Euro CHF 3MO LIF	March 2013	(16)	(4,254,758)	(868)
EURO-BOBL	December 2012	(3)	(484,554)	(1,007)
EURO-BUND	December 2012	(45)	(8,198,168)	(130,711)
GAS OIL (ICE)	November 2012	(3)	(292,350)	(3,456)
HEATING OIL	November 2012	(2)	(265,373)	(9,825)
LONG GILT	December 2012	(6)	(1,168,666)	(15,126)
SOYBEAN OIL	December 2012	(31)	(979,476)	57,126
US LONG BOND(CBT)	December 2012	(28)	(4,182,500)	(91,959)
WTI CRUDE	November 2012	(3)	(276,570)	3,972
TOTAL SHORT FUTURES CONTRACTS				$(272,858)

TOTAL FUTURES CONTRACTS				$155,512

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures *	$331,319	Payable for variation margin on futures *	$292,903
Commodity Contracts:
Futures contracts	Receivable for variation margin on futures *	214,432	Payable for variation margin on futures *	42,835
Equity Contracts
Futures contracts	Receivable for variation margin on futures *	67,233	Payable for variation margin on futures *	74,685
Foreign Exchange Contracts:
Futures contracts	Receivable for variation margin on futures *	19,228	Payable for variation margin on futures *	66,277
Total		$632,212		$476,700

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.

The average quarterly notional amount of futures during the period ended September 30, 2012 (Unaudited) were as follows:

Long Futures Contracts	$224,980,003
Short Futures Contracts	87,687,099
Total Futures Contracts	$312,667,102

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -
Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	$31,981,634	$-	$-	$31,981,634
Other Investments	-	10,017,050	-	10,017,050
Total Investments in Securities	$31,981,634	$10,017,050	$-	$41,998,684

Futures Contracts	$155,512	$-	$-	$155,512

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Market Neutral
Schedule of Investments
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 76.1%
Aerospace & Defense - 4.5%
B/E Aerospace, Inc. (a)	2,900	$122,090
Huntington Ingalls Industries, Inc. (a)	4,850	203,943
L-3 Communications Holdings, Inc.	22,849	1,638,502
Raytheon Co.	3,650	208,634
Textron, Inc.	7,950	208,051
Triumph Group, Inc.	29,338	1,834,505
Total Aerospace & Defense		4,215,725

Airlines - 0.2%
Copa Holdings SA	2,400	195,048
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	84,100	947,807
Automobiles - 1.6%
Ford Motor Co.	153,000	1,508,580
Beverages - 0.2%
Monster Beverage Corp. (a)	2,700	146,232
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (a)	1,600	183,040
Building Products - 0.2%
Masco Corp.	12,000	180,600
Capital Markets - 0.5%
Affiliated Managers Group, Inc. (a)	2,200	270,600
LPL Financial Holdings, Inc.	6,400	182,656
Total Capital Markets		453,256

Chemicals - 2.2%
Eastman Chemical Co.	3,450	196,685
Huntsman Corp.	72,100	1,076,453
PPG Industries, Inc.	2,500	287,100
RPM International, Inc.	8,400	239,736
Sigma-Aldrich Corp.	3,450	248,296
Total Chemicals		2,048,270

Commercial Banks - 0.6%
International Bancshares Corp.	12,500	238,125
SunTrust Banks, Inc.	11,050	312,383
Total Commercial Banks		550,508

Commercial Services & Supplies - 0.8%
Deluxe Corp.	9,750	297,960
Mine Safety Appliances Co.	6,100	227,347
Rollins, Inc.	11,500	268,985
Total Commercial Services & Supplies		794,292

Communications Equipment - 1.7%
F5 Networks, Inc. (a)	4,990	522,453
Harris Corp.	4,700	240,734
QUALCOMM, Inc.	12,853	803,184
Total Communications Equipment		1,566,371

Computers & Peripherals - 3.7%
Apple, Inc.	3,364	2,244,663
Diebold, Inc.	4,800	161,808
NCR Corp. (a)	8,350	194,638
Seagate Technology PLC	26,449	819,919
Total Computers & Peripherals		3,421,028

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	20,100	1,665,687
Containers & Packaging - 1.2%
Packaging Corp. of America	7,000	254,100
Sealed Air Corp.	55,000	850,300
Total Containers & Packaging		1,104,400

Distributors - 0.2%
LKQ Corp. (a)	11,600	214,600
Diversified Consumer Services - 0.2%
Service Corp. International	13,100	176,326
Diversified Financial Services - 0.3%
Moody's Corp.	5,400	238,518
Diversified Telecommunication Services - 0.2%
tw telecom, inc. (a)	7,500	195,525
Electric Utilities - 0.2%
NV Energy, Inc.	11,650	209,817
Electrical Equipment - 0.5%
Cooper Industries PLC	2,750	206,415
Hubbell, Inc.	3,350	270,479
Total Electrical Equipment		476,894

Energy Equipment & Services - 1.8%
Weatherford International Ltd. (a)	132,100	1,675,028
Food & Staples Retailing - 0.2%
Whole Foods Market, Inc.	2,200	214,280
Food Products - 0.4%
Flowers Foods, Inc.	8,500	171,530
The Hershey Co.	2,550	180,770
Total Food Products		352,300

Gas Utilities - 0.3%
Questar Corp.	12,500	254,125
Health Care Equipment & Supplies - 1.3%
Covidien PLC	4,300	255,506
CR Bard, Inc.	1,900	198,835
DENTSPLY International, Inc.	6,050	230,747
IDEXX Laboratories, Inc. (a)	2,250	223,538
ResMed, Inc. (a)	7,050	285,313
Total Health Care Equipment & Supplies		1,193,939

Health Care Providers & Services - 1.3%
Aetna, Inc.	4,900	194,040
HCA Holdings, Inc.	5,600	186,200
Henry Schein, Inc. (a)	2,550	202,139
Patterson Cos., Inc.	5,700	195,168
Quest Diagnostics, Inc.	3,150	199,804
WellCare Health Plans, Inc. (a)	3,700	209,235
Total Health Care Providers & Services		1,186,586

Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	6,400	225,920
The Cheesecake Factory, Inc.	7,200	257,400
Total Hotels, Restaurants & Leisure		483,320

Household Durables - 0.2%
Jarden Corp.	4,300	227,212
Household Products - 0.2%
The Clorox Co.	2,950	212,547
Industrial Conglomerates - 2.2%
Carlisle Cos., Inc.	3,400	176,528
Danaher Corp.	33,275	1,835,116
Total Industrial Conglomerates		2,011,644

Insurance - 0.5%
Lincoln National Corp.	12,000	290,280
Marsh & McLennan Cos., Inc.	5,750	195,098
Total Insurance		485,378

Internet Software & Services - 2.7%
Equinix, Inc. (a)	5,355	1,103,398
Google, Inc. (a)	1,599	1,206,445
IAC/InterActiveCorp.	3,850	200,431
Total Internet Software & Services		2,510,274

IT Services - 4.1%
Alliance Data Systems Corp. (a)	1,450	205,828
Cognizant Technology Solutions Corp. (a)	20,519	1,434,688
DST Systems, Inc.	4,700	265,832
FleetCor Technologies, Inc. (a)	5,200	232,960
Gartner, Inc. (a)	5,250	241,972
Lender Processing Services, Inc.	5,800	161,762
Teradata Corp. (a)	9,865	743,920
Total System Services, Inc.	8,450	200,265
VeriFone Systems, Inc. (a)	12,333	343,474
Total IT Services		3,830,701

Leisure Equipment & Products - 0.5%
Mattel, Inc.	6,800	241,264
Polaris Industries, Inc.	2,800	226,436
Total Leisure Equipment & Products		467,700

Machinery - 2.6%
Dover Corp.	14,300	850,707
Graco, Inc.	4,350	218,718
Oshkosh Corp. (a)	41,400	1,135,602
Valmont Industries, Inc.	1,500	197,250
Total Machinery		2,402,277

Media - 1.7%
AMC Networks, Inc. (a)	4,400	191,488
Charter Communications, Inc. (a)	3,500	262,745
DISH Network Corp.	6,100	186,721
Sirius XM Radio, Inc. (a)	373,524	971,162
Total Media		1,612,116

Metals & Mining - 0.2%
Royal Gold, Inc.	2,250	224,685
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	4,150	200,341
Multi-Utilities - 0.2%
CMS Energy Corp.	7,900	186,045
Oil, Gas & Consumable Fuels - 17.2%
Approach Resources, Inc. (a)	42,075	1,267,720
Cobalt International Energy, Inc. (a)	10,050	223,814
Comstock Resources, Inc. (a)	65,100	1,196,538
Devon Energy Corp.	30,250	1,830,125
Exxon Mobil Corp.	30,100	2,752,645
HollyFrontier Corp.	52,722	2,175,837
Marathon Oil Corp.	40,500	1,197,585
PDC Energy, Inc. (a)	43,000	1,360,090
Pioneer Natural Resources Co.	11,300	1,179,720
Rex Energy Corp. (a)	89,500	1,194,825
Suncor Energy, Inc.	40,250	1,322,212
Sunoco, Inc.	4,200	196,686
The Williams Cos., Inc.	6,000	209,820
Total Oil, Gas & Consumable Fuels		16,107,617

Personal Products - 0.2%
The Estee Lauder Cos., Inc.	2,950	181,632
Professional Services - 0.5%
Equifax, Inc.	5,100	237,558
The Corporate Executive Board Co.	4,800	257,424
Total Professional Services		494,982

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	2,900	207,031
Apartment Investment & Management Co.	9,250	240,408
Rayonier, Inc.	3,450	169,084
Regency Centers Corp.	3,950	192,483
The Macerich Co.	4,100	234,643
Ventas, Inc.	3,500	217,875
Total Real Estate Investment Trusts (REITs)		1,261,524

Semiconductors & Semiconductor Equipment - 4.0%
Avago Technologies Ltd.	5,450	190,014
Cypress Semiconductor Corp.	58,786	630,186
Exar Corp. (a)	57,516	460,128
Integrated Device Technology, Inc. (a)	117,139	688,777
KLA-Tencor Corp.	4,100	195,591
Skyworks Solutions, Inc. (a)	25,170	593,131
Ultratech, Inc. (a)	21,198	665,193
Veeco Instruments, Inc. (a)	9,118	273,723
Total Semiconductors & Semiconductor Equipment		3,696,743

Software - 7.6%
Cadence Design System, Inc. (a)	13,600	174,964
Citrix Systems, Inc. (a)	7,033	538,517
CommVault Systems, Inc. (a)	26,381	1,548,565
Ellie Mae, Inc. (a)	26,009	708,225
Fortinet, Inc. (a)	27,522	664,381
MICROS Systems, Inc. (a)	3,850	189,112
Nuance Communications, Inc. (a)	41,024	1,021,087
Red Hat, Inc. (a)	25,019	1,424,582
Sourcefire, Inc. (a)	16,663	816,987
Total Software		7,086,420

Specialty Retail - 1.1%
ANN, Inc. (a)	6,050	228,266
Bed Bath & Beyond, Inc. (a)	2,900	182,700
Chico's FAS, Inc.	8,600	155,746
Ltd. Brands, Inc.	5,400	266,004
PetSmart, Inc.	2,950	203,491
Total Specialty Retail		1,036,207

Tobacco - 0.4%
Lorillard, Inc.	1,500	174,675
Reynolds American, Inc.	4,000	173,360
Total Tobacco		348,035

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	1,200	250,044
Water Utilities - 0.2%
Aqua America, Inc.	6,800	168,368
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	3,550	227,555
Telephone & Data Systems, Inc.	1	26
Total Wireless Telecommunication Services		227,581

TOTAL COMMON STOCKS (Cost $61,639,693)		$71,082,175

MONEY MARKET FUNDS - 12.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.17% (b)	11,254,904	11,254,904
TOTAL MONEY MARKET FUNDS (Cost $11,254,904)		11,254,904
Total Investments (Cost $72,894,597) - 88.1%		82,337,079

Other Assets in Excess of Liabilities - 11.9%		11,181,381
TOTAL NET ASSETS - 100.0%		$93,518,460

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Market Neutral
Securities Sold Short
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 66.0%
Aerospace & Defense - 3.7%
Northrop Grumman Corp.	26,500	$1,760,395
Precision Castparts Corp.	1,250	204,175
Rockwell Collins, Inc.	27,800	1,491,192
Total Aerospace & Defense		3,455,762

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,550	207,852
Expeditors International of Washington, Inc.	5,650	205,434
Total Air Freight & Logistics		413,286

Auto Components - 2.4%
BorgWarner, Inc.	32,850	2,270,263
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	8,350	261,104
Building Products - 0.2%
Armstrong World Industries, Inc.	4,100	190,117
Capital Markets - 1.0%
Eaton Vance Corp.	8,550	247,608
Lazard Ltd.	8,050	235,301
SEI Investments Co.	11,200	240,240
TD Ameritrade Holding Corp.	13,250	203,653
Teton Advisors, Inc.	6	93
Total Capital Markets		926,895

Chemicals - 2.7%
Air Products & Chemicals, Inc.	2,100	173,670
International Flavors & Fragrances, Inc.	3,150	187,677
Praxair, Inc.	2,250	233,730
The Dow Chemical Co.	65,700	1,902,672
Total Chemicals		2,497,749

Commercial Banks - 0.2%
Westamerica Bancorporation	4,650	218,783
Commercial Services & Supplies - 0.7%
Iron Mountain, Inc.	6,900	235,359
The Brink's Co.	6,600	169,554
Waste Management, Inc.	6,350	203,708
Total Commercial Services & Supplies		608,621

Communications Equipment - 1.8%
Ciena Corp.	25,693	349,425
Juniper Networks, Inc.	29,756	509,125
Nokia OYJ - ADR	52,018	133,686
Palo Alto Networks, Inc.	2,937	180,831
Plantronics, Inc.	5,450	192,549
Telfonaktiebolaget LM Ericsson - ADR	38,179	348,574
Total Communications Equipment		1,714,190

Computers & Peripherals - 0.9%
Hewlett-Packard Co.	20,136	343,520
Western Digital Corp.	13,665	529,246
Total Computers & Peripherals		872,766

Consumer Finance - 0.3%
Netspend Holdings, Inc.	26,641	261,881
Containers & Packaging - 0.4%
Crown Holdings, Inc.	5,200	191,100
Silgan Holdings, Inc.	3,950	171,865
Total Containers & Packaging		362,965

Diversified Consumer Services - 0.2%
Apollo Group, Inc.	7,150	207,708
Diversified Financial Services - 0.5%
IntercontinentalExchange, Inc.	1,850	246,809
MSCI, Inc.	5,550	198,634
Total Diversified Financial Services		445,443

Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.	9,750	223,958
Electric Utilities - 0.4%
ITC Holdings Corp.	2,300	173,834
OGE Energy Corp.	3,800	210,748
Total Electric Utilities		384,582

Electrical Equipment - 1.4%
Emerson Electric Co.	23,400	1,129,518
The Babcock & Wilcox Co.	7,600	193,572
Total Electrical Equipment		1,323,090

Electronic Equipment, Instruments & Components - 0.4%
National Instruments Corp.	5,650	142,210
Tech Data Corp.	5,126	232,208
Total Electronic Equipment, Instruments & Components		374,418

Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	40,000	1,809,200
Dril-Quip, Inc.	3,100	222,828
Total Energy Equipment & Services		2,032,028

Food & Staples Retailing - 0.5%
Sysco Corp.	7,850	245,470
The Kroger Co.	9,900	233,046
Total Food & Staples Retailing		478,516

Food Products - 0.8%
Campbell Soup Co.	6,400	222,848
Kellogg Co.	4,950	255,717
Tootsie Roll Industries, Inc.	9,250	249,565
Total Food Products		728,130

Gas Utilities - 0.4%
National Fuel Gas Co.	2,850	154,014
ONEOK, Inc.	4,650	224,642
Total Gas Utilities		378,656

Health Care Equipment & Supplies - 0.9%
Becton Dickinson and Co.	3,200	251,392
Hill-Rom Holdings, Inc.	6,050	175,813
Masimo Corp.	9,600	232,128
Varian Medical Systems, Inc.	3,150	190,008
Total Health Care Equipment & Supplies		849,341

Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc.	9,100	211,302
Cardinal Health, Inc.	5,650	220,181
Laboratory Corp. of America Holdings	2,550	235,798
VCA Antech, Inc.	10,150	200,259
Total Health Care Providers & Services		867,540

Health Care Technology - 0.1%
athenahealth, Inc.	1,426	130,864
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.	4,400	245,300
Household Durables - 0.2%
Zagg, Inc.	19,190	163,691
Insurance - 0.3%
Brown & Brown, Inc.	9,200	239,844
Internet & Catalog Retail - 0.9%
Amazon.com, Inc.	1,844	468,966
HomeAway, Inc.	14,175	332,404
Total Internet & Catalog Retail		801,370

Internet Software & Services - 2.5%
Angie's List, Inc.	23,492	248,545
Bazaarvoice, Inc.	21,814	330,482
Dice Holdings, Inc.	33,745	284,133
Facebook, Inc.	17,619	381,451
Millennial Media, Inc.	21,814	313,031
Rackspace Hosting, Inc.	6,766	447,165
ValueClick, Inc.	11,000	189,090
WebMD Health Corp.	12,148	170,437
Total Internet Software & Services		2,364,334

IT Services - 5.3%
Accenture PLC	9,227	646,167
Broadridge Financial Solutions, Inc.	7,200	167,976
EPAM Systems, Inc.	19,881	376,546
Global Payments, Inc.	6,000	250,980
Higher One Holdings, Inc.	21,982	296,317
iGate Corp.	32,400	588,708
Infosys Ltd. - ADR	5,633	273,426
Jack Henry & Associates, Inc.	11,537	437,252
Mastercard, Inc.	888	400,914
Paychex, Inc.	7,350	244,681
SAIC, Inc.	42,789	515,180
Sapient Corp.	33,560	357,750
VeriFone Systems, Inc.	5,600	155,960
Wipro Ltd. - ADR	25,728	230,266
Total IT Services		4,942,123

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	6,150	234,746
Life Sciences Tools & Services - 0.7%
Covance, Inc.	4,800	224,112
Techne Corp.	3,500	251,790
Waters Corp.	1,950	162,493
Total Life Sciences Tools & Services		638,395

Machinery - 5.6%
Caterpillar, Inc.	29,025	2,497,311
Eaton Corp.	42,000	1,984,920
Illinois Tool Works, Inc.	3,350	199,225
Joy Global, Inc.	2,250	126,135
Nordson Corp.	3,650	213,963
PACCAR, Inc.	5,850	234,146
Total Machinery		5,255,700

Media - 1.9%
Cablevision Systems Corp.	9,300	147,405
DIRECTV	4,700	246,562
John Wiley & Sons, Inc.	5,550	255,022
Morningstar, Inc.	3,400	212,976
Omnicom Group, Inc.	4,100	211,396
The McGraw-Hill Cos., Inc.	3,500	191,065
Thomson Reuters Corp.	8,794	253,795
Virgin Media, Inc.	8,950	263,488
Total Media		1,781,709

Metals & Mining - 0.5%
Allied Nevada Gold Corp.	7,500	292,950
Southern Copper Corp.	6,300	216,468
Total Metals & Mining		509,418

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	10,400	221,520
Office Electronics - 0.3%
Xerox Corp.	41,950	307,913
Oil, Gas & Consumable Fuels - 12.5%
Apache Corp.	13,550	1,171,669
Carrizo Oil & Gas, Inc.	31,500	787,815
Chevron Corp.	12,600	1,468,656
Concho Resources, Inc.	2,350	222,662
Continental Resources, Inc.	22,700	1,745,630
Northern Oil and Gas, Inc.	70,600	1,199,494
Royal Dutch Shell PLC - ADR	28,578	1,983,599
Southwestern Energy Co.	6,050	210,419
Stone Energy Corp.	33,500	841,520
Ultra Petroleum Corp.	8,000	175,840
Valero Energy Corp.	58,000	1,837,440
Total Oil, Gas & Consumable Fuels		11,644,744

Pharmaceuticals - 0.2%
Endo Health Solutions, Inc.	6,050	191,906
Professional Services - 0.4%
Robert Half International, Inc.	8,000	213,040
The Dun & Bradstreet Corp.	2,600	207,012
Total Professional Services		420,052

Real Estate Investment Trusts (REITs) - 1.1%
Camden Property Trust	2,750	177,347
Highwoods Properties, Inc.	4,700	153,314
Home Properties, Inc.	3,900	238,953
Plum Creek Timber Co., Inc.	5,600	245,504
Potlatch Corp.	6,700	250,379
Total Real Estate Investment Trusts (REITs)		1,065,497

Real Estate Management & Development - 0.2%
CBRE Group, Inc.	11,050	203,430
Road & Rail - 0.6%
Con-way, Inc.	6,050	165,588
CSX Corp.	8,550	177,413
Werner Enterprises, Inc.	8,100	173,097
Total Road & Rail		516,098

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.	55,226	186,112
Aixtron SE NA - ADR	18,246	241,212
Analog Devices, Inc.	5,150	201,828
Applied Materials, Inc.	37,755	421,535
Broadcom Corp.	5,450	188,461
Freescale Semiconductor Ltd.	18,455	175,507
Intersil Corp.	34,809	304,579
Linear Technology Corp.	21,844	695,731
Silicon Laboratories, Inc.	6,200	227,912
SunPower Corp.	12,226	55,139
Texas Instruments, Inc.	10,549	290,625
Total Semiconductors & Semiconductor Equipment		2,988,641

Software - 3.2%
Compuware Corp.	49,501	490,555
FactSet Research Systems, Inc.	2,707	261,009
Pegasystems, Inc.	16,780	487,291
QLIK Technologies, Inc.	15,988	358,291
Salesforce.com, Inc.	1,200	183,228
SAP AG - ADR	8,407	599,671
Solera Holdings, Inc.	4,200	184,254
Symantec Corp.	14,600	262,800
Tangoe, Inc.	9,397	123,383
Total Software		2,950,482

Specialty Retail - 1.1%
CarMax, Inc.	6,500	183,950
GameStop Corp.	12,817	269,157
Guess?, Inc.	6,800	172,856
Tiffany & Co .	3,100	191,828
Williams-Sonoma, Inc.	4,700	206,659
Total Specialty Retail		1,024,450

Textiles, Apparel & Luxury Goods - 0.4%
Fossil, Inc.	2,400	203,280
Hanesbrands, Inc.	6,750	215,190
Total Textiles, Apparel & Luxury Goods		418,470

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co.	2,850	192,261
TOTAL COMMON STOCKS (Proceeds $61,238,068)		$61,800,750

EXCHANGE TRADED FUNDS - 3.1%
Technology Select Sector SPDR Fund	94,292	2,907,022
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,649,283)		$2,907,022

	Principal Amount	Fair Value
CORPORATE BONDS - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015	$3,093	2,733
TOTAL CORPORATE BONDS (Proceeds $3,093)		2,733

Total Securities Sold Short (Proceeds $63,890,444) - 69.1%		$64,710,505

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Market Neutral
Options Written
September 30, 2012 (Unaudited)
	Contracts	Fair Value
Call Options
Bazaarvoice, Inc.
Expiration: November 2012, Exercise Price: $12.50	73	$21,900
Groupon, Inc.
Expiration: October 2012, Exercise Price: $9.00	365	913
Yelp, Inc.
Expiration: November 2012, Exercise Price: $20.00	83	54,780
Total Written Options		77,593

Total Options Written (Premiums received $117,364)		$77,593

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	-		$
Written Options			Written option contracts, at value		77,593
Total		$-			$77,593

The average quarterly market value of purchased and written options during the period ended September 30, 2012 (Unaudited) were as follows:

Purchased options	$-
Written options	$53,239

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -
Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (unaudited):

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$71,082,175	$-		$-	$71,082,175
Money Market Funds	11,254,904	-		-	11,254,904
Total Long Investments in Securities	$82,337,079	$-		$-	$82,337,079

Securities Sold Short:
Common Stocks	$61,800,657	$93	(1)	$-	$61,800,750
Exchange Traded Funds	2,907,022	-		-	2,907,022
Corporate Bonds	-	2,733			2,733
Total Securities Sold Short	$64,707,679	$2,826		$-	$64,710,505

Written Options	$76,680	$913		$-	$77,593

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Capital Markets	$93

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.5%
Auto Components - 0.0%
Dana Holding Corp.	3,312	$40,738
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(b)(c)	2,804	0
Chemicals - 0.0%
Rockwood Holdings, Inc.	712	33,179
Commercial Banks - 0.0%
CIT Group, Inc. (b)	1,000	39,390
Commercial Services & Supplies - 0.0%
TMS International Corp. (b)	2,672	26,453
Communications Equipment - 0.3%
EchoStar Corp. (b)	4,693	134,501
Loral Space & Communications, Inc.	7,064	502,251
Total Communications Equipment		636,752

Diversified Telecommunication Services - 0.1%
Satmex Gp (a)(b)(c) (Acquired 03/12/2012, Cost $15)	8	17
Satmex Lp (a)(b)(c) (Acquired 03/12/2012, Cost $150,000)	75,000	168,750
Total Diversified Telecommunication Services		168,767

Machinery - 0.1%
Wolverine Tube, Inc. (Acquired 3/31/2009 - 9/30/2010, Cost $590,877) (a)(b)(c)	6,862	102,930
Media - 0.5%
Cablevision Systems Corp.	8,140	129,019
DISH Network Corp.	1,200	36,732
Gray Television, Inc. (b)	126,052	287,398
Journal Communications, Inc. (b)	26,633	138,492
Nexstar Broadcasting Group, Inc. (b)	28,685	304,634
Total Media		896,275

Metals & Mining - 0.0%
Thompson Creek Metals Co., Inc.	5,000	85,600
Oil, Gas & Consumable Fuels - 0.3%
Pacific Rubiales Energy Corp. (b)	20,000	477,876
Sprott Resource Corp. (b)	10,000	40,179
Stallion Oilfield Holdings Ltd. (a)(b)	3,200	105,056
Total Oil, Gas & Consumable Fuels		623,111

Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc.	1,600	42,800
iStar Financial, Inc. (b)	9,100	75,348
Total Real Estate Investment Trusts (REITs)		118,148

Specialty Retail - 0.0%
Neebo, Inc. (a)(b)	21,969	43,938
Transportation Infrastructure - 1.1%
Dura Automotive Systems, Inc. (Acquired 06/25/2008-06/25/2009, Cost $2,328,446) (a)(b)(c)	9,420	1,954,316
Macquarie Infrastructure Co. LLC	3,964	164,427
Total Transportation Infrastructure		2,118,743

TOTAL COMMON STOCKS (Cost $5,656,080)		$4,934,024

CONVERTIBLE PREFERRED STOCKS - 0.4%
Consumer Finance - 0.4%
General Motors Co.	22,650	844,392
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $856,021)		$844,392

PREFERRED STOCKS - 0.3%
Building Products - 0.2%
Dayton Superior Corp. Preferred Units (Acquired 12/23/2009, Cost $454,916) (a)(b)(c)	3,115	300,942
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (Acquired 9/28/2012, Cost $160,010) (b)(e)	1,600	160,010
Real Estate Investment Trusts (REITs) - 0.0%
Strategic Hotels & Resorts, Inc.	675	16,976
TOTAL PREFERRED STOCKS (Cost $634,068)		$477,928

	Principal Amount
ASSET BACKED SECURITIES - 3.8%
American Airlines Pass Through Trust
Series 2011-1, Class A, 5.250%, 07/31/2021	213,137	222,195
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 , Class 1A1, 0.337%, 05/25/2031 (d)	191,389	176,842
Series M-2, 1.237%, 03/25/2035 (d)	395,925	367,696
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 4.515, Class 1AC, 4.515%, 02/25/2014	26,504	26,461
Continental Airlines Pass Through Certificates
Series 2012-2, Class A, 4.000%, 04/29/2026 (a)	200,000	204,500
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (d)	319,064	317,630
Delta Air Lines Pass Through Trust
Series 2010-2, Class A 4.950%, 05/23/2019	274,866	296,855
Equity One ABS, Inc.
Series 2002-4, Class B, 5.909%, 02/25/2033	17,703	8,643
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9, Class A3, 0.497%, 10/25/2035 (d)	46,084	45,485
Series 2005-FF10, 0.537%, 11/25/2035 (d)	504,450	482,758
GSAMP Trust
Series 2007-HE2, Class A2A, 0.337%, 03/25/2037 (d)	30,569	29,652
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 12/25/2027	61,021	61,045
Long Beach Mortgage Loan Trust
Series 2005-WL1 FLT, 0.767%, 06/25/2035 (d)	328,269	300,557
Morgan Stanley ABS Capital I
Series M-2, 0.717%, 07/25/2035 (d)	450,000	426,240
Series 2005-HE7, 0.537%, 11/25/2035 (d)	451,791	429,752
Park Place Securities, Inc.
Series 2005-WCW1, 0.667%, 05/25/2035 (d)	400,000	342,624
RAMP Trust
Series 2006-RS1, 0.447%, 02/25/2034 (d)	152,087	135,158
Series FLT, 1.117%, 08/25/2034 (d)	348,299	293,131
Series 2006-EFC2, 0.377%, 12/25/2036 (d)	435,156	384,494
RASC Trust
Series 2005-KS10 Class 1A2, 0.467%, 11/25/2035 (d)	34,434	34,312
Securitized Asset Backed Receivables LLC
Series 2005-FR3, Class M1, 0.922%, 04/25/2035 (d)	112,993	104,618
Soundview Home Loan Trust
Series 2006-OPT3, 0.387%, 06/25/2036 (d)	366,816	289,872
Specialty Underwriting & Residential Finance
Series M-2, 0.717%, 06/25/2036 (d)	300,000	207,340
Start CLO Ltd.
Series 2011-7, 15.408%, 06/09/2016 (a)(d)	1,000,000	1,050,669
Structured Asset Securities Corp.
Series M3, 0.647%, 05/25/2035 (d)	500,000	385,929
Series 2005-WF3 Class B1, 2.717%, 07/25/2035 (Acquired 06/24/2010, Cost $32,681) (c)(d)	106,817	9,253
US Airways Pass Through Trust
Series 2010-1, Class A, 6.250%, 04/22/2023	467,721	496,955
Series 2011-1, Class A, 7.125%, 10/22/2023	113,153	123,336
TOTAL ASSET BACKED SECURITIES (Cost $5,695,701)		$7,254,002

MORTGAGE BACKED SECURITIES - 4.1%
American Home Mortgage Investment Trust
Series 2004-3, 2.559%, 10/25/2034 (d)	178,160	149,797
Banc of America Alternative Loan Trust
Series 2006-3, 6.000%, 04/25/2036	250,828	223,778
Countrywide Alternative Loan Trust
Series 2005-59, 0.549%, 11/20/2035 (d)	506,988	329,920
Series 2005-56, 0.947%, 11/25/2035 (d)	578,167	403,896
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, 0.577%, 02/25/2035 (d)	568,640	402,343
Series 2005-HYB9, 2.783%, 02/20/2036 (d)	448,697	306,696
Series 2006-3, 0.467%, 02/25/2036 (d)	513,162	359,228
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, 0.429%, 06/19/2045 (d)	426,647	333,664
Fannie Mae Interest Strip
Series 343, Pool #FNS343, Class 2, 4.500%, 10/01/2033 (j)	107,639	12,597
Fannie Mae REMICS
Series 2011-69, 5.000%, 05/25/2018 (j)	1,323,320	103,755
Series 2010-105, Class IO, 5.000%, 08/25/2020 (j)	192,773	18,827
Series 2011-124, 3.500%, 09/25/2021 (j)	615,060	46,909
Series 2010-29, 5.000%, 12/25/2021 (j)	1,470,183	137,195
Series 2008-86, Class IO, 4.500%, 03/25/2023 (j)	228,652	15,506
Series 2010-37, 5.000%, 04/25/2025 (j)	691,440	52,324
Series 2010-121, 5.000%, 10/25/2025 (j)	407,853	37,651
Series 2011-88, 3.500%, 09/25/2026 (j)	493,458	58,717
Series 3995, 3.500%, 02/15/2027 (j)	1,716,618	192,634
Series 2008-87, 7.434%, 07/25/2033 (d)(j)	406,999	73,660
Series 2004-66, Class SE, 6.284%, 09/25/2034 (d)(j)	203,121	44,731
Series 3065, 6.399%, 04/15/2035 (d)(j)	246,086	49,585
Series 3031, 6.469%, 08/15/2035 (d)(j)	283,319	50,255
Series 2005-65, 6.784%, 08/25/2035 (d)(j)	228,415	51,467
Series 2005-89, 6.484%, 10/25/2035 (d)(j)	1,031,596	199,242
Series 2007-75, 6.329%, 08/25/2037 (d)(j)	285,336	42,424
Freddie Mac REMICS
Series 3685 Class EI, Pool #3685, 5.000%, 03/15/2019 (j)	266,147	20,540
Series 3882, 5.000%, 06/15/2026 (j)	443,314	43,237
Series 3308, 6.979%, 03/15/2032 (d)(j)	195,998	42,058
Series 2965, 5.829%, 05/15/2032 (d)(j)	167,429	27,558
Series 3114, 6.379%, 02/15/2036 (d)(j)	290,061	51,772
Government National Mortgage Association
Series 2011-167, 5.000%, 12/16/2020 (j)	923,701	86,157
Series 2011-157, 6.382%, 12/20/2041 (d)(j)	985,326	299,082
GSAA Trust
Series 2005-MTR1, 0.527%, 10/25/2035 (d)	450,000	428,683
Harborview Mortgage Loan Trust
Series FLT, 0.529%, 08/19/2045 (d)	278,129	218,356
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 5.949%, 08/12/2049 (d)	750,000	858,925
RAMP Trust
Series M-4, 0.857%, 04/25/2035 (d)	300,000	138,836
Start CLO Ltd.
16.461%, 04/01/2015 (a)(d)	1,000,000	1,042,339
Structured Adjustable Rate Mortgage Loan Trust
Series FLT, 3.011%, 07/25/2035 (d)	494,155	420,628
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, 2.463%, 01/25/2036 (d)	101,896	93,206
Series 2007-HY6, 2.468%, 06/25/2037 (d)(h)	351,178	253,006
TOTAL MORTGAGE BACKED SECURITIES (Cost $7,504,646)		$7,721,184

CONVERTIBLE BONDS - 22.2%
Aerospace & Defense - 0.3%
GenCorp, Inc.
4.063%, 12/31/2039	500,000	627,813
Airlines - 0.5%
AirTran Holdings, Inc.
5.250%, 11/01/2016	590,000	738,975
Hawaiian Holdings, Inc.
5.000%, 03/15/2016	155,000	160,134
Total Airlines		899,109

Biotechnology - 1.4%
Corsicanto Ltd.
3.500%, 01/15/2032 (Acquired 01/04/2012 through 05/01/2012, Cost $100,571)(e)(h)	100,000	169,875
Dendreon Corp.
2.875%, 01/15/2016	500,000	332,188
Gilead Sciences, Inc.
1.000%, 05/01/2014	450,000	677,249
Isis Pharmaceuticals, Inc.
2.750%, 10/01/2019 (Acquired 08/08/2012 through 08/14/2012, Cost $155,968)(e)	150,000	171,750
Medivation, Inc.
2.625%, 04/01/2017	400,000	538,250
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	139,688
Theravance, Inc.
3.000%, 01/15/2015	500,000	598,125
Total Biotechnology		2,627,125

Capital Markets - 0.3%
Jefferies Group, Inc.
3.875%, 11/01/2029	575,000	554,156
Communications Equipment - 0.5%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 02/15/2012, Cost $381,132)(e)	365,000	392,831
Ixia
3.000%, 12/15/2015	500,000	583,750
Total Communications Equipment		976,581

Computers & Peripherals - 0.4%
SanDisk Corp.
1.500%, 08/15/2017	660,000	747,038
Consumer Finance - 0.3%
DFC Global Corp.
3.250%, 04/15/2017 (Acquired 06/29/2012, Cost $541,374)(e)	500,000	531,562
Diversified Consumer Services - 0.3%
School Specialty, Inc.
3.750%, 11/30/2026	1,000,000	659,375
Diversified Financial Services - 0.1%
NorthStar Realty Finance LP
7.500%, 03/15/2031 (Acquired 09/21/2012, Cost $153,049)(e)	135,000	151,538
Electrical Equipment - 0.3%
General Cable Corp.
4.500%, 11/15/2029	500,000	535,000
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc.
3.250%, 03/15/2032	200,000	222,125
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019 (Acquired 08/08/2012 through 08/14/2012, Cost $799,047)(e)	775,000	778,391
Total Energy Equipment & Services		1,000,516

Food & Staples Retailing - 0.1%
Spartan Stores, Inc.
3.375%, 05/15/2027	250,000	240,938
Food Products - 0.5%
Tyson Foods, Inc.
3.250%, 10/15/2013	822,000	907,282
Health Care Equipment & Supplies - 2.0%
Hologic, Inc.
2.000%, 12/15/2037	690,000	773,663
Insulet Corp.
3.750%, 06/15/2016	1,000,000	1,112,499
Integra LifeSciences Holdings Corp.
1.625%, 12/15/2016 (Acquired 06/10/2011, Cost $500,000) (a)(e)	500,000	509,375
NuVasive, Inc.
2.750%, 07/01/2017	690,000	658,519
Volcano Corp.
2.875%, 09/01/2015	535,000	646,012
Total Health Care Equipment & Supplies		3,700,068

Hotels, Restaurants & Leisure - 1.1%
Ctrip.com International Ltd.
0.500%, 09/15/2017 (Acquired 09/19/2012, Cost $275,000)(a)(e)	235,000	241,874
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009 through 04/06/2010, Cost $537,509)(e)	500,000	522,187
MGM Resorts International
4.250%, 04/15/2015	790,000	821,106
Ryman Hospitality Properties, Inc.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $266,441)(e)	275,000	419,031
Total Hotels, Restaurants & Leisure		2,004,198

Household Durables - 0.7%
D.R. Horton, Inc.
2.000%, 05/15/2014	300,000	491,250
Jarden Corp.
1.875%, 09/15/2018 (Acquired 09/13/2012 through 09/18/2012, Cost $253,215)(e)	250,000	256,875
Toll Brothers Finance Corp.
0.500%, 09/15/2032 (Acquired 09/05/2012 through 09/21/2012, Cost $500,349)(e)	500,000	503,438
Total Household Durables		1,251,563

Insurance - 0.3%
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000)(e)	500,000	609,688
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc.
1.500%, 03/15/2017 (Acquired 05/21/2012, Cost $641,013)(e)	620,000	646,350
IT Services - 0.5%
Alliance Data Systems Corp.
1.750%, 08/01/2013	335,000	606,350
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 09/19/2012, Cost $408,543)(e)	350,000	404,906
Total IT Services		1,011,256

Life Sciences Tools & Services - 0.8%
Affymetrix, Inc.
4.000%, 07/01/2019	500,000	485,625
Illumina, Inc.
0.250%, 03/15/2016 (Acquired 10/19/2011 through 06/05/2012, Cost $858,196)(e)	1,000,000	931,875
Total Life Sciences Tools & Services		1,417,500

Machinery - 1.6%
Chart Industries, Inc.
2.000%, 08/01/2018	500,000	653,125
Greenbrier Cos., Inc.
3.500%, 04/01/2018 (a)	1,750,000	1,580,469
2.375%, 05/15/2026	200,000	197,250
Wabash National Corp.
3.375%, 05/01/2018	500,000	500,000
Total Machinery		2,930,844

Media - 0.9%
Liberty Interactive LLC
3.125%, 03/30/2023 (Acquired 11/10/2003 and 02/14/2005, Cost $611,308)	560,000	788,200
Virgin Media, Inc.
6.500%, 11/15/2016	500,000	861,563
Total Media		1,649,763

Metals & Mining - 1.1%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	230,000	264,356
Kaiser Aluminum Corp.
4.500%, 04/01/2015	500,000	675,300
Royal Gold, Inc.
2.875%, 06/15/2019	920,000	1,112,625
Total Metals & Mining		2,052,281

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.
2.500%, 05/15/2037	615,000	552,346
Enercoal Resources Pte Ltd.
9.250%, 08/05/2014	400,000	304,000
Peabody Energy Corp.
4.750%, 12/15/2066	183,000	154,178
Total Oil, Gas & Consumable Fuels		1,010,524

Pharmaceuticals - 0.9%
Salix Pharmaceuticals Ltd.
1.500%, 03/15/2019 (Acquired 05/17/2012 through 07/13/2012, Cost $746,112)(e)	710,000	687,813
Teva Pharmaceutical Finance Co., LLC
0.250%, 02/01/2026	240,000	253,800
The Medicines Co.
1.375%, 06/01/2017 (Acquired 06/06/2012, Cost $755,997)(e)	750,000	842,813
Total Pharmaceuticals		1,784,426

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	1,000,000	1,016,249
Lam Research Corp.
1.250%, 05/15/2018	500,000	483,125
Micron Technology, Inc.
1.875%, 08/01/2031	600,000	528,375
2.375%, 05/01/2032 (Acquired 04/13/2012, Cost $499,488)(e)	500,000	467,500
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000)(e)	500,000	549,375
Xilinx, Inc.
3.125%, 03/15/2037	500,000	597,500
Total Semiconductors & Semiconductor Equipment		3,642,124

Software - 2.5%
BroadSoft, Inc.
1.500%, 07/01/2018	500,000	599,687
Electronic Arts, Inc.
0.750%, 07/15/2016 (Acquired 08/25/2011 through 08/29/2012, Cost $1,439,107)(e)	1,565,000	1,428,062
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,375)(e)	500,000	561,875
Nuance Communications, Inc.
2.750%, 11/01/2031	500,000	577,813
Rovi Corp.
2.625%, 02/15/2040	504,000	498,645
Take-Two Interactive Software, Inc.
1.750%, 12/01/2016 (Acquired 08/28/2012, Cost $684,479)(e)	750,000	700,313
TIBCO Software, Inc.
2.250%, 05/01/2032 (Acquired 04/18/2012, Cost $300,015)(e)	300,000	307,500
Total Software		4,673,895

Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.
2.500%, 06/01/2016 (Acquired 08/23/2011, Cost $474,242)(e)	500,000	496,875
Trading Companies & Distributors - 0.5%
Titan Machinery, Inc.
3.750%, 05/01/2019 (Acquired 04/18/2012 through 09/27/2012, Cost $1,026,125)(e)	1,050,000	920,719
Wireless Telecommunication Services - 0.8%
SBA Communications Corp.
4.000%, 10/01/2014	750,000	1,589,063
TOTAL CONVERTIBLE BONDS (Cost $39,591,071)		$41,849,170

CORPORATE BONDS - 39.8%
Aerospace & Defense - 0.2%
Sifco SA
11.500%, 06/06/2016(a)	450,000	364,500
Airlines - 0.1%
American Airlines, Inc.
13.000%, 08/01/2016	201,636	216,759
Auto Components - 0.8%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	500,000	506,250
Visteon Corp.
6.750%, 04/15/2019 (Acquired 04/05/2011 through 10/05/2011, Cost $950,231)(e)	1,000,000	1,050,000
Total Auto Components		1,556,250

Beverages - 0.3%
Pernod-Ricard SA
2.950%, 01/05/2017 (Acquired 01/15/2012, Cost $499,165)(e)	500,000	521,650
Building Products - 0.3%
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $503,922)(e)	500,000	547,499
Capital Markets - 1.2%
Jefferies Group, Inc.
3.875%, 11/09/2015	300,000	301,875
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (Acquired 08/14/2012, Cost $217,127)(e)	220,000	215,600
MF Global Holdings Ltd.
6.250%, 08/08/2016 (h)	400,000	202,420
Morgan Stanley
4.750%, 03/22/2017	230,000	246,597
6.375%, 07/24/2042	615,000	677,339
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	525,000	546,299
5.750%, 01/24/2022	100,000	115,188
Total Capital Markets		2,305,318

Chemicals - 0.5%
Hexion US Finance Corp.
6.625%, 04/15/2020 (Acquired 05/16/2012 through 07/27/2012, Cost $1,026,936)(e)	1,000,000	1,017,500
Commercial Banks - 1.3%
ABN Amro Bank NV
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $299,706)(e)	300,000	321,804
Access Finance BV
7.250%, 07/25/2017 (Acquired 07/18/2012, Cost $200,000)(e)	200,000	209,924
Banco Cruzeiro do Sul SA
7.000%, 07/08/2013 (h)	175,000	28,000
7.625%, 04/21/2014 (h)	400,000	64,000
8.250%, 01/20/2016 (h)	350,000	56,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 02/08/2022	350,000	371,452
Promsvyazbank OJSC Via PSB Finance SA
11.250%, 07/08/2016	600,000	642,000
Royal Bank Of Scotland Group PLC
2.550%, 09/18/2015	750,000	759,024
Total Commercial Banks		2,452,204

Commercial Services & Supplies - 0.5%
International Lease Finance Corp.
8.625%, 09/15/2015(d)	750,000	854,062
Communications Equipment - 1.3%
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011, Cost $650,086)(e)	640,000	691,200
Monitronics International, Inc.
9.125%, 04/01/2020 (Acquired 04/24/2012 through 05/10/2012, Cost $500,313)(e)	500,000	520,000
Nortel Networks Ltd.
5.344%, 07/15/2011(d)(h)	320,000	332,000
10.750%, 07/15/2016 (h)	320,000	355,200
Telesat Canada / Telesat LLC
6.000%, 05/15/2017 (Acquired 05/18/2012, Cost $494,730)(e)	500,000	520,000
Total Communications Equipment		2,418,400

Construction & Engineering - 0.5%
URS Corp.
3.850%, 04/01/2017 (Acquired 03/08/2012, Cost $499,310)(e)	500,000	503,450
Yuksel Insaat AS
9.500%, 11/10/2015	500,000	385,000
Total Construction & Engineering		888,450

Consumer Finance - 0.5%
Discover Financial Services
6.450%, 06/12/2017	55,000	62,439
SLM Corp.
6.250%, 01/25/2016	750,000	813,750
Total Consumer Finance		876,189

Containers & Packaging - 0.4%
BakerCorp. International, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $725,392)(e)	750,000	759,375
Diversified Consumer Services - 0.2%
Sotheby's
5.250%, 10/01/2022 (Acquired 09/21/2012, Cost $400,000)(e)	400,000	404,000
Diversified Financial Services - 4.1%
Bank of America Corp.
5.875%, 02/07/2042	300,000	350,673
7.625%, 06/01/2019	250,000	312,183
BTA Bank JSC
10.750%, 07/01/2018 (h)	2,000,000	370,000
CKE, Inc.
10.500%, 03/14/2016 (Acquired 03/09/2011 through 09/15/2012, Cost $1,078,807)(e)	1,147,214	1,238,991
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 07/31/2012, Cost $757,479)(e)	750,000	731,250
Ford Motor Credit Co. LLC
5.625%, 09/15/2015	500,000	546,534
4.250%, 02/03/2017	1,000,000	1,062,795
ING Bank NV
2.000%, 09/25/2015 (Acquired 09/18/2012, Cost $747,833)(e)	750,000	751,121
JPMorgan Chase & Co.
3.250%, 09/23/2022	600,000	608,336
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752)(e)	300,000	339,827
Lehman Brothers Holdings, Inc.
3.950%, 11/10/2009 (h)	240,000	61,200
6.875%, 05/02/2018 (h)	2,880,000	748,800
Macquarie Bank Ltd.
5.000%, 02/22/2017 (Acquired 02/14/2012, Cost $299,802)(e)	300,000	320,430
PKO Finance AB
4.630%, 09/26/2022 (Acquired 09/19/2012, Cost $200,000)(e)	200,000	200,600
Total Diversified Financial Services		7,642,740

Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.
7.650%, 03/15/2042	830,000	884,291
Intelsat Jackson Holdings Ltd.
6.625%, 12/15/2022 (Acquired 09/19/2012, Cost $573,000)(e)	573,000	570,135
Intelsat Luxembourg SA
11.250%, 02/04/2017	852,000	900,989
Maxcom Telecomunicaciones SAB de CV
11.000%, 12/15/2014	100,000	60,000
11.000%, 12/15/2014	700,000	420,000
Satmex Escrow SA de CV
9.500%, 05/15/2017	500,000	528,750
9.500%, 05/15/2017 (Acquired 03/30/2012, Cost $113,034)(e)	111,000	117,383
Sinclair Television Group, Inc.
6.125%, 10/01/2022 (Acquired 09/27/2012, Cost $191,000)(e)	191,000	191,239
Total Diversified Telecommunication Services		3,672,787

Electric Utilities - 0.2%
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022	400,000	200,000
9.750%, 10/25/2022	400,000	200,000
Total Electric Utilities		400,000

Electrical Equipment - 0.3%
Belden, Inc.
5.500%, 09/01/2022 (Acquired 08/14/2012, Cost $503,103)(e)	500,000	511,250
Electronic Equipment, Instruments & Components - 0.7%
Jabil Circuit, Inc.
4.700%, 09/15/2022	400,000	398,000
Kemet Corp.
10.500%, 05/01/2018	1,000,000	1,015,000
Total Electronic Equipment, Instruments & Components		1,413,000

Energy Equipment & Services - 1.3%
Global Geophysical Services, Inc.
10.500%, 05/01/2017	500,000	477,500
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $607,593)(e)	578,000	603,288
OSX 3 Leasing BV
9.250%, 03/20/2015	800,000	828,640
Unit Corp.
6.625%, 05/15/2021 (Acquired 07/13/2012, Cost $494,375)(e)	500,000	516,250
Total Energy Equipment & Services		2,425,678

Food & Staples Retailing - 0.4%
Delhaize Group SA
4.125%, 04/10/2019	500,000	483,004
Walgreen Co.
1.800%, 09/15/2017	250,000	252,823
Total Food & Staples Retailing		735,827

Food Products - 0.5%
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	375,000	393,156
CFG Investment SAC
9.750%, 07/30/2019 (Acquired 08/17/2012, Cost $584,444)(e)	600,000	474,000
Total Food Products		867,156

Health Care Equipment & Supplies - 0.3%
Biomet, Inc.
6.500%, 08/01/2020 (Acquired 09/18/2012, Cost $262,500)(e)	250,000	259,062
6.500%, 10/01/2020 (Acquired 09/18/2012, Cost $190,000)(e)	190,000	186,200
DJO Finance LLC / DJO Finance Corp.
9.875%, 04/15/2018 (Acquired 09/14/2012, Cost $95,000)(e)	95,000	93,813
Total Health Care Equipment & Supplies		539,075

Health Care Providers & Services - 0.1%
Tenet Healthcare Corp.
6.250%, 11/01/2018	250,000	275,625
Hotels, Restaurants & Leisure - 2.0%
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (Acquired 04/19/2012, Cost $257,244)(e)	250,000	268,750
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	598,125
8.500%, 02/15/2020 (Acquired 02/09/2012, Cost $342,000)(e)	342,000	342,000
Chester Downs & Marina LLC
9.250%, 01/15/2020 (Acquired 01/27/2012, Cost $320,000)(e)	320,000	321,600
CKE Restaurants, Inc.
11.375%, 07/15/2018	428,000	496,480
MGM Resorts International
6.750%, 04/01/2013	500,000	510,625
6.750%, 10/01/2020 (Acquired 09/14/2012, Cost $200,000)(e)	200,000	200,000
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/20/2011, Cost $413,885)(e)	425,000	430,313
The River Rock Entertainment Authority
9.000%, 11/01/2018	925,000	555,000
Total Hotels, Restaurants & Leisure		3,722,893

Industrial Conglomerates - 0.3%
CA La Electricidad de Caracas
8.500%, 04/10/2018	850,000	624,750
Insurance - 0.9%
American International Group, Inc.
6.400%, 12/15/2020	265,000	322,794
Basell Finance Co. BV
8.100%, 03/15/2027 (Acquired 10/21/2011, Cost $332,830)(e)	297,000	400,950
Fidelity National Financial, Inc.
5.500%, 09/01/2022	335,000	359,123
MetLife, Inc.
3.048%, 12/15/2022	250,000	253,145
6.400%, 12/15/2036 (d)	125,000	131,135
Protective Life Corp.
8.450%, 10/15/2039	165,000	212,960
Total Insurance		1,680,107

Internet Software & Services - 0.3%
Tencent Holdings Ltd.
3.375%, 03/05/2018 (Acquired 08/28/2012, Cost $498,855)(e)	500,000	505,260
IT Services - 0.1%
Lender Processing Services, Inc.
5.750%, 04/15/2023	95,000	96,662
Machinery - 0.4%
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011, Cost $250,000)(e)	250,000	253,125
Sky Growth Acquisition Corp.
7.375%, 10/15/2020 (Acquired 09/18/2012, Cost $104,000)(e)	104,000	104,520
Trimas Corp.
9.750%, 12/15/2017	400,000	462,000
Total Machinery		819,645

Media - 1.2%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	125,000	120,000
7.625%, 03/15/2020	875,000	853,125
DISH DBS Corp.
5.875%, 07/15/2022 (Acquired 07/19/2012, Cost $362,700)(e)	360,000	369,000
Gray Television, Inc.
10.500%, 06/29/2015	250,000	270,938
7.500%, 10/01/2020 (Acquired 09/24/2012, Cost $198,532)(e)	200,000	199,000
Univision Communications, Inc.
6.750%, 09/15/2022 (Acquired 09/14/2012, Cost $392,958)(e)	382,000	382,000
Total Media		2,194,063

Metals & Mining - 3.7%
ArcelorMittal
4.750%, 02/25/2017	900,000	882,773
5.750%, 03/01/2021	220,000	209,601
Edgen Murray Corp.
12.250%, 01/15/2015	1,147,700	1,225,170
FMG Resources August 2006 Pty Ltd.
8.250%, 11/01/2019 (Acquired 10/25/2011 through 08/30/2012, Cost $698,488)(e)	700,000	679,000
Kaiser Aluminum Corp.
8.250%, 06/01/2020	750,000	810,000
Old All, Inc.
7.625%, 02/15/2018	500,000	531,250
Ryerson, Inc.
12.000%, 11/01/2015	565,250	583,621
Ryerson, Inc. / Joseph T. Ryerson & Son, Inc.
9.000%, 10/15/2017 (Acquired 09/27/2012, Cost $800,000)(e)	800,000	818,000
Sidetur Finance BV
10.000%, 04/20/2016(a)	317,750	265,321
Tembec Industries, Inc.
11.250%, 12/15/2018	750,000	787,500
Thompson Creek Metals Co., Inc.
12.500%, 05/01/2019 (Acquired 05/08/2012, Cost $250,000)(e)	250,000	238,125
Total Metals & Mining		7,030,361

Oil, Gas & Consumable Fuels - 7.2%
Afren PLC
11.500%, 02/01/2016	800,000	911,774
Alpha Natural Resources, Inc.
9.750%, 04/15/2018	760,000	751,929
ATP Oil & Gas Corp.
11.875%, 05/01/2015 (h)	500,000	95,000
Berau Capital Resources Pte Ltd.
12.500%, 07/08/2015 (Acquired 02/13/2012 through 06/25/2012, Cost $554,009)(e)	500,000	530,000
Chesapeake Energy Corp.
9.500%, 02/15/2015	250,000	275,313
Comstock Resources, Inc.
8.375%, 10/15/2017	500,000	520,000
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	521,250
CONSOL Energy, Inc.
8.250%, 04/01/2020	500,000	523,750
Continental Resources, Inc.
5.000%, 09/15/2022 (Acquire 08/13/2012, Cost $255,890) (e)	250,000	261,250
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 09/13/2012, Cost $94,496)(e)	95,000	94,406
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.375%, 06/01/2019 (Acquired 07/10/2012 through 09/14/2012, Cost $394,397)(e)	400,000	393,000
Enterprise Products Operating LLC
4.450%, 02/15/2043	600,000	593,459
EXCO Resources, Inc.
7.500%, 09/15/2018	250,000	233,750
Green Plains Renewable Energy, Inc.
5.750%, 11/01/2015	237,000	185,601
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020	500,000	547,500
McMoRan Exploration Co.
11.875%, 11/15/2014	500,000	526,250
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014	350,000	355,705
Northern Oil & Gas, Inc.
8.000%, 06/01/2020 (Acquired 05/15/2012, Cost $502,737)(e)	500,000	515,000
Oasis Petroleum, Inc.
6.875%, 01/15/2023	500,000	531,250
Offshore Group Investment Ltd.
11.500%, 08/01/2015	500,000	552,500
PetroBakken Energy Ltd.
8.625%, 02/01/2020 (Acquired 01/25/2012, Cost $610,063)(e)	600,000	623,999
Petrohawk Energy Corp.
6.250%, 06/01/2019	400,000	450,500
Petroleos de Venezuela SA
5.000%, 10/28/2015	1,000,000	847,501
Phillips 66
4.300%, 04/01/2022 (Acquired 03/07/2012, Cost $349,171)(e)	350,000	383,200
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012, Cost $253,193)(e)	250,000	256,250
Stone Energy Corp.
8.625%, 02/01/2017	1,000,000	1,069,999
Tristan Oil Ltd.
10.500%, 01/01/2012(a)(h)	1,000,000	390,040
W & T Offshore, Inc.
8.500%, 06/15/2019 (Acquired 06/03/2011, Cost $250,000)(e)	250,000	272,500
Weatherford International Ltd./Bermuda
5.950%, 04/15/2042	285,000	299,813
Total Oil, Gas & Consumable Fuels		13,512,489

Paper & Forest Products - 0.3%
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 through 06/21/2012, Cost $503,606)(e)	500,000	535,000
Pharmaceuticals - 0.5%
Elan Finance PLC / Elan Finance Corp.
6.250%, 10/15/2019 (Acquired 09/25/2012 through 09/26/2012, Cost $899,375)(e)	900,000	906,750
Professional Services - 0.5%
West Corp.
7.875%, 01/15/2019	1,000,000	1,030,000
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc.
6.375%, 10/01/2022 (Acquired 09/18/2012, Cost $380,000)(e)	380,000	374,300
Software - 0.8%
BMC Software, Inc.
4.250%, 02/15/2022	180,000	186,370
First Data Corp.
9.875%, 09/24/2015	1,250,000	1,275,000
Total Software		1,461,370

Specialty Retail - 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020	250,000	285,625
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $496,245)(e)	500,000	511,250
Michaels Stores, Inc.
11.375%, 11/01/2016	500,000	523,799
Neebo, Inc.
15.000%, 06/30/2016 (Acquired 11/29/2010 through 06/14/2011, Cost $550,000)(a)(e)	550,000	495,000
The Gap, Inc.
5.950%, 04/12/2021	375,000	417,720
Total Specialty Retail		2,233,394

Textiles, Apparel & Luxury Goods - 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2049(a)(h)	38,000	0
Transportation Infrastructure - 1.7%
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	800,000	898,000
Grupo Senda Autotransporte SA de CV
10.500%, 10/03/2015	1,150,000	1,190,250
Inversiones Alsacia SA
8.000%, 08/18/2018	374,224	384,018
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (Acquired 08/30/2011 through 04/17/2012, Cost $735,147)(e)	750,000	697,500
Total Transportation Infrastructure		3,169,768

Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.
9.250%, 04/15/2022	1,000,000	1,130,000
TOTAL CORPORATE BONDS (Cost $75,483,849)		$74,692,106

FOREIGN GOVERNMENT NOTES/BONDS - 2.1%
Argentine Republic Government International Bond
4.383%, 12/15/2035(d)	3,300,000	430,650
Petroleos Mexicanos
4.875%, 01/24/2022	180,000	203,400
Poland Government International Bond
5.000%, 03/23/2022	295,000	342,200
3.000%, 03/17/2023	800,000	786,160
Provincia de Buenos Aires/Argentina
11.750%, 10/05/2015	1,500,000	1,342,500
10.875%, 01/26/2021 (Acquired 10/21/2011, Cost $156,520)(e)	200,000	145,000
Republic of Latvia
5.250%, 02/22/2017 (Acquired 02/14/2012, Cost $198,916)(e)	200,000	220,000
Russian Foreign Bond - Eurobond
3.250%, 04/04/2017 (Acquired 03/28/2012, Cost $398,628)(e)	400,000	420,912
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $3,798,498)		$3,890,822

US GOVERNMENT AGENCY ISSUE - 0.5%
Fannie Discount Note
0.098%, 03/20/2013 (g)(i)	370,000	369,825
Freddie Mac Discount Notes
0.000%, 10/01/2012 (g)(i)	370,000	370,000
0.028%, 11/19/2012 (g)(i)	130,000	129,973
TOTAL US GOVERNMENT AGENCY ISSUE (Cost $869,711)		$869,798

BANK LOANS - 16.3%
Alliance Healthcare Term Loan B
06/01/2016, 7.25% (d)	564,000	545,670
AOT Bedding Super Term Loan B
09/19/2019, 5.00% (d)	653,000	649,853
Asurion Corp. Term Loan
08/16/2019, 11.00% (d)	938,000	995,846
Asurion Corp. Term Loan 2nd Lien
06/08/2017, 9.00% (d)	38,790	40,050
Attachemate Term Loan 2nd Lien
10/31/2018, 11.00% (d)	409,000	400,002
Autoparts Holdings Limited Term Loan
07/28/2017, 6.50% (d)	202,975	202,214
Autoparts Term Loan 2nd Lien
01/26/2018, 10.50% (d)	152,000	136,800
Cannery Casinos Term Loan 2nd Lien
09/25/2019, 10.00% (d)	200,000	199,000
Cannery Casinos Term Loan B
09/25/2018, 6.00% (d)	200,000	199,750
Diversified Machine, Inc. Term Loan 1st Lien
12/01/2017, 9.25% (d)	264,500	258,768
Encompass Digital Term Loan B
02/10/2018, 8.00% (d)	294,520	294,888
Endurance International Term Loan B
04/19/2018, 7.75% (d)	678,300	679,996
Ennis-Flint Term Loan 2nd Lien
09/30/2018, 10.25% (d)	344,700	337,806
Essential Power Term Loan B
08/07/2019, 5.50% (d)	560,000	564,200
Expert Global Term Loan 1st Lien
04/02/2018, 8.00% (d)	419,691	421,005
Fairway Food Market Term Loan
08/17/2018, 8.25% (d)	253,000	255,530
First Data Corp Term Loan
09/30/2018, 5.00% (d)	446,000	437,450
Fogo De Chao Term Loan 1st Lien
07/18/2019, 7.50% (d)	893,000	893,000
Gentiva Health Term Loan B
08/17/2016, 6.75% (d)	441,000	438,059
Getty Images, Inc. Bridge Loan
09/17/2019, 8.50% (a)(d)	2,000,000	2,000,000
Granite Broadcasting Term Loan 1st Lien
05/23/2018, 8.50% (d)	304,968	304,968
Granton Resort Term Loan
08/14/2018, 9.00% (d)	833,000	849,660
Harrahs Term Loan B
10/31/2016, 9.50% (d)	1,091,901	1,124,271
01/28/2018, 5.47% (d)	73,650	66,792
Hertz Bridge Loan
08/26/2013, 5.38% (d)	2,000,000	2,000,000
Homeward Residential Term Loan
09/01/2022, 8.25% (d)	498,000	504,225
Infonxx Term Loan 2nd Lien
11/28/2013, 6.07% (d)	570,138	531,653
Intelligrated Term Loan 2nd Lien
01/19/2019, 10.50% (d)	647,000	651,853
iStar Term Loan 2nd Lien
03/15/2017, 7.00% (d)	431,800	438,277
Lightsquared Term Loan B
10/01/2014, 17.00% (h)	356,000	250,535
M*Modal Medquist, Inc. Term Loan B
08/15/2019, 6.75% (d)	1,203,000	1,189,465
Mohegan Tribal Gaming Term Loan B
02/28/2016, 9.00% (d)	676,000	686,985
New Breed Logistics Term Loan B
09/21/2019, 6.00% (d)	653,000	650,551
Oceania Cruises Term Loan 2nd Lien
04/27/2014, 6.25% (d)	223,000	208,133
Oceania Cruises Term Loan B
04/27/2013, 2.75% (d)	505,000	494,900
04/27/2015, 6.00% (d)	286,000	274,082
Par Pharma Company Bridge Loan
12/31/2012, 9.00% (d)	833,000	833,000
Patriot Coal Corp. Dip Term Loan
12/09/2013, 9.25% (d)	253,000	252,158
Payless Term Loan B 1st Lien
09/19/2019, 7.25% (d)	653,000	654,228
Peninsula Gaming Term Loan B
08/03/2017, 5.75% (d)	1,155,000	1,171,609
Plato Learning Term Loan 2nd Lien
05/09/2019, 11.25% (d)	306,000	296,820
Proquest Term Loan 1st Lien
04/12/2018, 6.00% (d)	451,233	451,607
Rocket Software Term Loan 2nd Lien
02/07/2019, 9.22% (d)	259,000	258,567
Schaeffler Term Loan
02/14/2017, 6.00% (d)	162,776	164,303
Schrader Term Loan 2nd Lien
04/26/2018, 10.50% (d)	631,000	632,578
Sheridan Productions Term Loan
06/29/2018, 5.00% (d)	223,000	223,094
Six3 Systems Term Loan B
09/20/2019, 7.00% (d)	1,143,000	1,131,570
Travelport Term Loan B
11/22/2015, 11.00%(d)	178,000	181,026
Tribune Co. Term Loan B 1st Lien
06/04/2014, 5.25% (h)	1,484,000	1,120,049
Trizetto Term Loan 2nd Lien
03/27/2019, 8.50% (d)	817,000	809,851
Van Wagner Comm Term Loan
08/01/2018, 8.25% (d)	945,000	955,045
Vertafore, Inc. Term Loan 2nd Lien
10/29/2017, 9.75% (d)	250,000	251,250
Walter Investment Manager Corp. Term Loan 1st Lien
06/17/2016, 7.75% (d)	443,750	446,155
Walter Investment Manager Corp. Term Loan 2nd Lien
12/17/2016, 12.50% (d)	250,000	251,355
Windstream Corp. Term Loan B 3rd Lien
08/03/2019, 4.00% (d)	426,930	428,228
TOTAL BANK LOANS (Cost $30,067,247)		$30,688,730

EXCHANGE TRADED FUNDS - 0.2%	Shares
SPDR Gold Shares (b)	2,368	407,343
TOTAL EXCHANGE TRADED FUNDS (Cost $399,732)		$407,343

OTHER SECURITIES - 0.4%
PTMH Halcyon (Acquired 2/10/2010, cost $981,376) (a)(b)(c)	9,398	715,399
SlavInvestBank Loan Participation Notes
12/31/2012, 9.88% (a)(h)	45,000	–
TOTAL OTHER SECURITIES (Cost $1,026,376)		$715,399

PURCHASED OPTIONS - 0.0%
	Contracts
Call Options - 0.0%
Eastman Kodak Co.
Expiration January 2013, Exercise Price: $2.50	125	625
Total Call Options		625
Put Options - 0.0%
ATP Oil & Gas Corp.
Expiration January 2014, Exercise Price: $5.00	70	34,300
iShares Russell 2000 Index Fund
Expiration January 2013, Exercise Price: $70.00	738	56,088
Total Put Options		90,388
TOTAL PURCHASED OPTIONS (Cost $305,825)		$91,013

MONEY MARKET FUNDS - 9.2%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.17% (d)(f)	17,418,918	17,418,918
TOTAL MONEY MARKET FUNDS (Cost $17,418,918)		17,418,918

Total Investments (Cost $189,307,743) - 101.8%		191,854,829

Liabilities in Excess of Other Assets - (1.8)%		(3,207,616)
TOTAL NET ASSETS - 100.0%		$188,647,213

Percentages are stated as a percent of net assets.

(a)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At September 30, 2012, the fair value of these securities total $11,535,435 which represents 6.1% of total net assets.

(b)	Non-income producing.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2012, the fair value of these securities total $3,251,607 which represents 1.7% of total net assets.

(d)	Variable Rate Security. The rate shown represents the rate at September 30, 2012.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2012, the fair value of these securities total $41,898,202 which represents 22.2% of total net assets.

(f)	The rate shown is the seven day yield as of September 30, 2012.
(g)	Zero coupon bond. Effective yield is listed.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(j)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at September 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Relative Value - Long/Short Debt
Securities Sold Short
September 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 10.2%
Aerospace & Defense - 0.2%
GenCorp, Inc.	35,580	$337,654
Airlines - 0.1%
Hawaiian Holdings, Inc.	11,000	61,490
Southwest Airlines Co.	19,256	168,875
Total Airlines		230,365

Auto Components - 0.3%
Johnson Controls, Inc.	17,579	481,665
Automobiles - 0.8%
Ford Motor Co.	70,983	699,893
General Motors Co.	22,415	509,941
Harley-Davidson, Inc.	4,952	209,816
Total Automobiles		1,419,650

Biotechnology - 0.6%
Amarin Corp. PLC - ADR	9,500	119,700
Gilead Sciences, Inc.	6,980	462,983
Isis Pharmaceuticals, Inc.	2,500	35,175
Medivation, Inc.	5,280	297,581
Theravance, Inc.	9,665	250,420
Total Biotechnology		1,165,859

Capital Markets - 0.0%
Jefferies Group, Inc.	2,325	31,829
Communications Equipment - 0.2%
Ciena Corp.	7,230	98,328
Ixia	14,207	228,306
Total Communications Equipment		326,634

Computers & Peripherals - 0.2%
SanDisk Corp.	7,590	329,634
Construction Materials - 0.1%
Texas Industries, Inc.	2,794	113,576
Consumer Finance - 0.2%
DFC Global Corp.	16,880	289,492
Distributors - 0.2%
Genuine Parts Co.	6,534	398,770
Diversified Consumer Services - 0.0%
School Specialty, Inc.	22,029	50,667
Electrical Equipment - 0.2%
General Cable Corp.	12,250	359,905
Energy Equipment & Services - 0.2%
Helix Energy Solutions Group, Inc.	4,400	80,388
Hornbeck Offshore Services, Inc.	8,190	300,164
Total Energy Equipment & Services		380,552

Food Products - 0.2%
Tyson Foods, Inc.	24,770	396,815
Health Care Equipment & Supplies - 0.8%
Hologic, Inc.	14,200	287,408
Insulet Corp.	22,100	476,918
Integra LifeSciences Holdings Corp.	4,540	186,594
NuVasive, Inc.	8,185	187,519
Volcano Corp.	9,760	278,843
Total Health Care Equipment & Supplies		1,417,282

Hotels, Restaurants & Leisure - 0.3%
Ctrip.com International Ltd. - ADR	8,510	143,649
International Game Technology	5,005	65,515
MGM Resorts International	12,760	137,170
Ryman Hospitality Properties	6,475	255,957
Total Hotels, Restaurants & Leisure		602,291

Household Durables - 0.4%
D.R. Horton, Inc.	20,200	416,928
Jarden Corp.	1,800	95,112
Toll Brothers, Inc.	4,840	160,833
Total Household Durables		672,873

Insurance - 0.2%
Fidelity National Financial, Inc.	17,648	377,491
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc.	11,615	323,478
IT Services - 0.3%
Alliance Data Systems Corp.	3,425	486,179
CSG Systems International, Inc.	7,135	160,466
Total IT Services		646,645

Life Sciences Tools & Services - 0.3%
Affymetrix, Inc.	78,500	339,905
Illumina, Inc.	2,760	133,032
Total Life Sciences Tools & Services		472,937

Machinery - 0.5%
Chart Industries, Inc.	5,795	427,961
Greenbrier Cos., Inc.	17,637	284,661
Wabash National Corp.	27,820	198,357
Total Machinery		910,979

Media - 0.5%
Time Warner, Inc.	7,000	317,310
Virgin Media, Inc.	23,360	687,718
Total Media		1,005,028

Metals & Mining - 0.5%
Allegheny Technologies, Inc.	1,915	61,088
Kaiser Aluminum Corp.	6,200	362,018
Royal Gold, Inc.	4,830	482,324
Thompson Creek Metals Co., Inc.	21,300	60,705
Total Metals & Mining		966,135

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.	4,080	76,990
Green Plains Renewable Energy, Inc.	15,630	91,592
Peabody Energy Corp.	1,360	30,314
Total Oil, Gas & Consumable Fuels		198,896

Pharmaceuticals - 0.4%
Salix Pharmaceuticals, Ltd.	7,610	322,207
Teva Pharmaceutical Industries Ltd. - ADR	1,950	80,750
The Medicines Co.	16,590	428,188
Total Pharmaceuticals		831,145

Real Estate Investment Trusts (REITs) - 0.0%
NorthStar Realty Finance Corp.	14,070	89,485
Semiconductors & Semiconductor Equipment - 0.7%
Lam Research Corp.	3,150	100,123
Micron Technology, Inc.	73,060	437,264
Rudolph Technologies, Inc.	30,570	320,985
Xilinx, Inc.	12,550	419,295
Total Semiconductors & Semiconductor Equipment		1,277,667

Software - 0.6%
BroadSoft, Inc.	8,335	341,902
Electronic Arts, Inc.	9,590	121,697
Mentor Graphics Corp.	12,600	195,048
Nuance Communications, Inc.	8,515	211,938
Rovi Corp.	750	10,883
Take-Two Interactive Software, Inc.	17,690	184,507
TIBCO Software, Inc.	2,375	71,796
Total Software		1,137,771

Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc.	4,500	82,080
Trading Companies & Distributors - 0.1%
Titan Machinery, Inc.	11,015	223,384
Wireless Telecommunication Services - 0.8%
SBA Communications Corp.	23,500	1,478,150
TOTAL COMMON STOCKS (Proceeds $18,100,401)		$19,026,784

EXCHANGE TRADED FUNDS - 1.5%
iShares iBoxx $ High Yield Corporate Bond Fund	1,068	98,651
iShares iBoxx Investment Grade Corporate Bond Fund	16,500	2,009,205
SPDR S&P 500 ETF Trust	3,525	507,353
SPDR S&P Retail ETF	4,000	250,880
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,569,566)		$2,866,089

	Principal Amount
CORPORATE BONDS - 2.3%
Communications Equipment - 0.2%
Nokia OYJ
5.375%, 05/15/2019	$485,000	406,187
Construction & Engineering - 0.1%
K Hovnanian Enterprises, Inc.
8.625%, 01/15/2017	212,000	196,100
Diversified Telecommunication Services - 0.4%
Sprint Capital Corp.
6.900%, 05/01/2019	750,000	778,125
Food & Staples Retailing - 0.2%
SUPERVALU, Inc.
8.000%, 05/01/2016	388,000	346,290
Media - 0.3%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	500,000	486,250
Metals & Mining - 0.6%
Arch Coal, Inc.
7.000%, 06/15/2019	764,000	641,760
James River Coal Co.
7.875%, 04/01/2019	126,300	72,307
United States Steel Corp.
7.000%, 02/01/2018	470,000	471,175
Total Metals & Mining		1,185,242
Oil, Gas & Consumable Fuels - 0.3%
Connacher Oil & Gas Ltd.
8.500%, 08/01/2019	250,000	215,000
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.375%, 06/01/2019	400,000	393,000
Total Oil, Gas & Consumable Fuels		608,000
Specialty Retail - 0.2%
Best Buy Co., Inc.
5.500%, 03/15/2021	356,000	334,946
TOTAL CORPORATE BONDS (Proceeds $4,195,122)		4,341,140

FOREIGN GOVERNMENT NOTES/BONDS - 0.2%
Spain Government Bond
5.500%, 04/30/2021	301,000	375,784
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $402,105)		375,784

Total Securities Sold Short (Proceeds $25,267,194) - 14.2%		$26,609,797

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Relative Value - Long/Short Debt
Options Written
September 30, 2012 (Unaudited)
	Contracts	Fair Value
Put Options
iShares Russell 2000 Index Fund
Expiration: January 2013, Exercise Price: $62.00	738	$19,926
Loral Space & Communications, Inc.
Expiration: October 2012, Exercise Price: $66.40	26	650
LyondellBasell Industries NV
Expiration: December 2012, Exercise Price: $48.00	76	14,630
Total Put Options		$35,206

Total Options Written (Premiums received $158,145)		$35,206

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
9/30/2012 (Unaudited)

	Expiration Month	Contracts	Underlying Notional Amount at Market Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
US 5YR NOTE (CBT)	December 2012	75	$9,347,461	$35,476
TOTAL FUTURES CONTRACTS PURCHASED				$35,476
SHORT FUTURES CONTRACTS
10YR SWAP	December 2012	(60)	(7,221,563)	$(54,994)
5YR SWAP	December 2012	(83)	(9,583,906)	(30,035)
90DAY EURO$	December 2012	(11)	(2,741,200)	(54,863)
90DAY EURO$	June 2013	(21)	(5,232,150)	(128,100)
90DAY EURO$	March 2013	(11)	(2,741,063)	(60,912)
90DAY EURO$	September 2013	(11)	(2,740,375)	(73,012)
90DAY EURO$	December 2013	(10)	(2,490,625)	(71,500)
90DAY EURO$	March 2014	(5)	(1,245,063)	(37,750)
US 10YR NOTE (CBT)	December 2012	(54)	(7,208,157)	(36,057)
US 2YR NOTE (CBT)	December 2012	(54)	(11,908,688)	(8,573)
US LONG BOND(CBT)	December 2012	(34)	(5,078,750)	(60,534)
TOTAL SHORT FUTURES CONTRACTS				$(616,330)

TOTAL FUTURES CONTRACTS				$(580,854)

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
September 30, 2012 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Termination Date	Notional Value	Moody's Rating of Reference Entity	Maximum Potential Future Payment	Paid (Received)	Unrealized (Appreciation/ Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Credit Suisse	Best Buy, Inc.	Buy	5.00%	9/20/2017	(1,000,000)	Baa2	(1,000,000)	140,000	$(27,360)

Credit Suisse	Gannett Co. Inc.	Buy	5.00%	9/20/2017	(1,000,000)	B1	(1,000,000)	(114,538)	(9,723)

Credit Suisse	Staples, Inc.	Buy	1.00%	9/20/2017	(1,000,000)	Baa2	(1,000,000)	100,438	47,021

Goldman Sachs & Co.	Capital One Financial Corp.	Buy	1.00%	12/20/2016	(2,000,000)	A3	(2,000,000)	19,636	(52,005)

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	33,739	(29,088)

Goldman Sachs & Co.	Kingdom of Belgium	Buy	1.00%	9/20/2017	(3,000,000)	Aa3	(3,000,000)	69,714	(36,661)

Goldman Sachs & Co.	Markit CDX.EM.18	Buy	5.00%	12/20/2017	(3,000,000)	Baa3	(3,000,000)	(381,000)	(25,783)

Goldman Sachs & Co.	Markit CDX.NA.HY.19	Buy	5.00%	12/20/2017	(15,000,000)	B1	(15,000,000)	98,430	(78,836)

Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	1.00%	6/20/2017	(2,000,000)	Ba1	(2,000,000)	70,337	(51,276)

Total Credit Default Swap Buy Contracts									$(263,711)

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Markit CMAA4.18	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(133,750)	$67,751

Goldman Sachs & Co.	Markit CMAA4.19	Sell	0.35%	2/17/2051	1,500,000	Aaa	1,500,000	(103,125)	8,119

Total Credit Default Swap Sell Contracts									75,870

Total Credit Default Swap Contracts									$(187,841)

Underlying Funds Trust
Relative Value - Long/Short Debt
Forward Contracts
September 30, 2012 (Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value September 30, 2012	Currency to be Received		U.S. $ Value September 30, 2012	Unrealized Appreciation (Depreciation)
1/11/2013	500,000	U.S. Dollars	$500,000	6,857,500	Mexican Pesos	$527,186	$27,186
1/11/2013	13,920,000	Ukrainian Hryvnia	1,626,665	1,500,000	U.S. Dollars	1,500,000	$(126,665)
			$2,126,665			$2,027,186	$(99,479)

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$91,013
Written Options			Written option contracts, at value	$35,206
Total		$91,013		$35,206
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures *	$35,476	Payable for variation margin on futures ***	$(616,330)
Foreign Exchange Contracts:
Forward Contracts		27,186		(126,665)
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts **	655,185	Swap payments received/Net unrealized gain/loss on swap contracts **	(1,043,145)
Total		$717,847		$(1,786,140)

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The average quarterly market value of purchased and written options during the period ended September 30, 2012 (Unaudited) were as follows:

Purchased options	$227,889
Written options	$(44,316)

The average quarterly notional amount of futures, swaps and forward contracts during the period ended September 30, 2012 (Unaudited) were as follows:

Futures	$63,245,050
Swaps	$37,205,000
Forward Contracts	$2,027,186

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -
Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (Unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$2,559,017	$-	$2,375,007	(1)	$4,934,024
Exchange Traded Funds	407,343	-	-		407,343
Convertible Preferred Stocks	-	844,392	-		844,392
Preferred Stocks	176,986	-	300,942		477,928
Asset Backed Securities	-	5,998,833	1,255,169		7,254,002
Mortgage Backed Securities	-	6,678,845	1,042,339		7,721,184
Convertible Bonds	-	39,517,452	2,331,718		41,849,170
Corporate Bonds	-	73,177,245	1,514,861		74,692,106
Foreign Government Notes/Bonds	-	3,890,822	-		3,890,822
Bank Loans	-	28,688,730	2,000,000		30,688,730
Other Securities	-	-	715,399		715,399
Purchased Options	91,013	-	-		91,013
U.S. Government Agency Issues	-	869,798	-		869,798
Money Market Funds	17,418,918	-	-		17,418,918
Total Investments in Long Securities	$20,653,277	$159,666,117	$11,535,435		$191,854,829

Securities Sold Short:
Common Stocks	$19,026,784	$-	$-		$19,026,784
Exchange Traded Funds	2,866,089	-	-		2,866,089
Corporate Bonds	-	4,341,140	-		4,341,140
Foreign Government Notes/Bonds	-	375,784	-		375,784
Total Securities Sold Short	$21,892,873	$4,716,924	$-		$26,609,797

Written Options	$35,206	$-	$-		$35,206

Other Financial Instruments*
Futures Contracts Purchased	$35,476	$-	$-		$35,476
Short Futures Contracts	(616,330)	-	-		(616,330)
Credit Default Swap Buy Contracts	-	(263,711)	-		(263,711)
Credit Default Swap Sell Contracts	-	75,870	-		75,870
Forward Contracts	-	(99,479)	-		(99,479)
Total Other Financial Instruments	$(580,854)	$(187,841)	$-		$(868,174)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Diversified Telecommunication Services	$168,767
Machinery	102,930
Oil, Gas & Consumable Fuels	105,056
Specialty Retail	43,938
Transportation Infrastructure	1,954,316
$2,375,007

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
There were no transfers into or out of Levels 1, 2, or 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2011	$11,117,241
Accrued discounts/premiums	17,880
Realized gain (loss)	303,661
Change in unrealized depreciation	(1,737,193)
Purchases	8,615,105
(Sales)	(6,781,259)
Transfer in and/or out of Level 3	-
Balance as of September 30, 2012	$11,535,435

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2012	$(1,887,226)

Transfers between levels are recognized at the end of the reporting period.

Type of Security	Fair Value at 9/30/2012	Valuation Techniques	Unobservable Input	Range
Common Stocks	$1,954,316	Market comparable companies	EBITDA multiple	4x - 8x

			Revenue multiple	0.5x - 2x

			Discount for lack of marketability	25% - 35%

	420,691	Consensus pricing	Third party & broker quoted inputs	NA

Preferred stock	300,942	Consensus pricing	Third party & broker quoted inputs	NA

Convertible Bonds	2,331,718	Consensus pricing	Third party & broker quoted inputs	NA

Corporate bonds	3,812,369	Consensus pricing	Third party & broker quoted inputs	NA

Bank Loans	2,000,000	Consensus pricing	Third party & broker quoted inputs	NA

Limited partnership	715,399	Third party valuation	NA	NA

The significant unobservable inputs used in the fair value measurement of the Trust's limited partnership interests are future cash flows and discount rates used by the third party valuation firm engaged to value the security.  Significant decreases in the expected future cash flows, or increases in the discount rate used, would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value measurement of the Trust's commons stock are generally the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee.  For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

1. Security Valuation

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments.  A summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 is located in a table following each series Schedule of Investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2012 were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt	Managed Futures

Cost of Investments	$75,262,599	$208,732,040	$73,715,655	$189,828,027	$41,981,634
Gross tax unrealized appreciation	9,350,767	16,791,711	10,459,751	8,305,037	17,050
Gross tax unrealized depreciation	(3,779,772)	(6,816,754)	(1,838,327)	(6,278,235)	-
Net tax unrealized appreciation (depreciation)	$5,570,995	$9,974,957	$8,621,424	$2,026,802	$17,050

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By /s/ David B. Perkins
    David B. Perkins, Chief Executive Officer

Date  November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David B. Perkins
         David B. Perkins, Chief Executive Officer

Date  November 21, 2012

By /s/ Lance Baker
    Lance Baker, Treasurer and Chief Financial Officer

Date  November 21, 2012